UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	7/31/08

Date of reporting period:	10/31/07

Item 1.        Schedule of Investments.

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Core Bond Fund

	Shares	Value ($)*
Mortgage-Backed Securities — 34.8%
Federal Home Loan Mortgage Corp.
4.000% 11/01/20	238,844	225,029
5.000% 11/01/21	347,484	342,513
5.500% 11/01/17	81,213	81,621
5.500% 03/01/18	64,665	64,991
5.500% 07/01/21	128,418	128,621
5.500% 08/01/21	530,757	531,597
5.500% 11/01/21	277,767	278,206
5.500% 08/01/35	1,339,753	1,320,423
5.500% 06/01/37	774,790	762,779
6.000% 05/01/17	124,361	126,695
Federal National Mortgage Association
5.000% 05/01/37	4,596,069	4,412,011
5.500% 11/01/21	684,918	686,221
5.500% 04/01/36	155,339	153,092
5.500% 11/01/36	1,428,477	1,407,807
5.500% 04/01/37	781,735	770,349
5.500% 05/01/37	797,968	786,346
5.500% 06/01/37	2,097,085	2,066,542
6.000% 07/01/35	156,846	158,170
6.000% 05/01/36	516,986	520,891
6.000% 09/01/36	1,040,044	1,047,900
6.000% 10/01/36	332,876	335,390
6.000% 11/01/36	443,956	447,310
6.000% 03/01/37	73,564	74,111
6.000% 06/01/37	829,758	835,926
6.000% 07/01/37	1,272,650	1,282,110
6.000% 08/01/37	893,839	900,484
6.000% 09/01/37	1,826,665	1,840,244
6.500% 02/01/13	10,954	11,258
6.500% 08/01/34	66,244	67,996
6.500% 10/01/36	2,313,255	2,367,976
6.500% 12/01/36	801,503	820,462
6.500% 03/01/37	1,045,694	1,070,331
6.500% 06/01/37	1,803,463	1,845,954
6.500% 09/01/37	317,113	324,585
7.000% 07/01/32	16,087	16,832
TBA,
6.000% 11/13/37(a)	1,567,000	1,578,264
Government National Mortgage Association
7.000% 01/15/32	7,417	7,807

1

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
7.000% 03/15/32	28,806	30,323
7.000% 06/15/32	3,738	3,935
Total Mortgage-Backed Securities (cost of $29,553,903)		29,733,102

Corporate Fixed-Income Bonds & Notes — 22.6%
BASIC MATERIALS — 0.4%
Chemicals — 0.0%
E.I. Dupont De Nemours & Co.
3.375% 11/15/07	5,000	4,998
Chemicals Total		4,998
Forest Products & Paper — 0.2%
Weyerhaeuser Co.
7.375% 03/15/32	125,000	125,849
Forest Products & Paper Total		125,849
Metals & Mining — 0.2%
Vale Overseas Ltd.
6.875% 11/21/36	200,000	207,908
Metals & Mining Total		207,908
BASIC MATERIALS TOTAL		338,755
COMMUNICATIONS — 3.5%
Media — 1.2%
Comcast Corp.
7.050% 03/15/33	350,000	377,022
News America, Inc.
6.550% 03/15/33	275,000	273,413
Time Warner Cable, Inc.
6.550% 05/01/37	325,000	327,629
Viacom, Inc.
6.125% 10/05/17	100,000	100,038
Media Total		1,078,102
Telecommunication Services — 2.3%
AT&T, Inc.
5.100% 09/15/14(b)	325,000	319,103
New Cingular Wireless Services, Inc.
8.750% 03/01/31	250,000	323,268
Sprint Capital Corp.
6.875% 11/15/28	200,000	191,589
Telecom Italia Capital SA
7.200% 07/18/36	250,000	271,629
Telefonica Emisones SAU

2

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
5.984% 06/20/11(b)	225,000	230,654
Verizon Global Funding Corp.
7.750% 12/01/30	250,000	294,518
Vodafone Group PLC
5.000% 12/16/13	313,000	306,233
Telecommunication Services Total		1,936,994
COMMUNICATIONS TOTAL		3,015,096
CONSUMER CYCLICAL — 1.5%
Lodging — 0.3%
Marriott International, Inc.
5.625% 02/15/13	200,000	200,800
Lodging Total		200,800
Retail — 1.2%
CVS Caremark Corp.
5.750% 06/01/17	250,000	248,716
Home Depot, Inc.
5.875% 12/16/36	250,000	218,274
Macy’s Retail Holdings, Inc.
5.900% 12/01/16	175,000	167,071
Wal-Mart Stores, Inc.
4.125% 07/01/10(b)	425,000	418,354
Retail Total		1,052,415
CONSUMER CYCLICAL TOTAL		1,253,215
CONSUMER NON-CYCLICAL — 2.0%
Beverages — 0.4%
Anheuser-Busch Companies, Inc.
5.950% 01/15/33(b)	12,000	12,046
Coca-Cola Co.
5.750% 03/15/11(b)	4,000	4,097
Diageo Capital PLC
3.375% 03/20/08	175,000	173,819
3.500% 11/19/07	110,000	109,930
PepsiCo, Inc.
5.750% 01/15/08	6,000	6,005
Beverages Total		305,897
Cosmetics/Personal Care — 0.1%
Gillette Co.

3

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Cosmetics/Personal Care — (continued)
2.500% 06/01/08	85,000	83,861
Cosmetics/Personal Care Total		83,861
Food — 0.7%
ConAgra Foods, Inc.
6.750% 09/15/11(b)	150,000	157,494
Kraft Foods, Inc.
6.500% 08/11/17	240,000	251,820
Kroger Co.
6.200% 06/15/12	185,000	190,957
Food Total		600,271
Healthcare Products — 0.0%
Johnson & Johnson
6.625% 09/01/09	7,000	7,270
Healthcare Products Total		7,270
Healthcare Services — 0.3%
UnitedHealth Group, Inc.
5.250% 03/15/11	250,000	251,024
Healthcare Services Total		251,024
Household Products/Wares — 0.2%
Fortune Brands, Inc.
5.375% 01/15/16	175,000	167,766
Kimberly-Clark Corp.
5.625% 02/15/12	7,000	7,109
Household Products/Wares Total		174,875
Pharmaceuticals — 0.3%
Wyeth
5.500% 02/01/14	250,000	250,688
Pharmaceuticals Total		250,688
CONSUMER NON-CYCLICAL TOTAL		1,673,886
ENERGY — 1.5%
Oil & Gas — 1.1%
Canadian Natural Resources Ltd.
5.700% 05/15/17	275,000	272,626
Nexen, Inc.
5.875% 03/10/35	250,000	232,888
Talisman Energy, Inc.
6.250% 02/01/38	290,000	282,366
Valero Energy Corp.

4

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
6.875% 04/15/12	200,000	211,254
Oil & Gas Total		999,134
Pipelines — 0.4%
Energy Transfer Partners LP
6.625% 10/15/36(b)	150,000	147,247
TransCanada Pipelines Ltd.
6.350% 05/15/67(c)	190,000	183,825
Pipelines Total		331,072
ENERGY TOTAL		1,330,206
FINANCIALS — 10.2%
Banks — 3.3%
Bank One Corp.
6.000% 08/01/08	27,000	27,195
Barclays Bank PLC
7.400% 12/15/09	3,000	3,177
Capital One Financial Corp.
5.500% 06/01/15	400,000	382,523
Marshall & Ilsley Corp.
4.375% 08/01/09	525,000	519,564
National City Bank
4.625% 05/01/13	18,000	17,336
PNC Funding Corp.
5.625% 02/01/17	310,000	302,402
SunTrust Banks, Inc.
6.375% 04/01/11(b)	3,000	3,099
SunTrust Preferred Capital I
5.853% 12/15/11(c)	240,000	235,624
USB Capital IX
6.189% 04/15/49(c)	375,000	378,077
Wachovia Corp.
4.875% 02/15/14	525,000	505,326
Wells Fargo & Co.
3.500% 04/04/08(b)	120,000	119,231
5.125% 09/01/12(b)	300,000	299,118
Banks Total		2,792,672
Diversified Financial Services — 5.4%
AGFC Capital Trust I
6.000% 01/15/67(c)(d)	185,000	174,392
American Express Co.
3.750% 11/20/07	5,000	4,999

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
American Express Credit Corp.
3.000% 05/16/08	200,000	198,237
American General Finance Corp.
2.750% 06/15/08(b)	5,000	4,929
Associates Corp. of North America
6.950% 11/01/18	11,000	12,055
CIT Group, Inc.
3.375% 04/01/09(b)	23,000	22,219
6.100% 03/15/67(c)	75,000	61,345
Citigroup, Inc.
5.000% 09/15/14	235,000	228,100
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10(b)	500,000	499,825
General Electric Capital Corp.
5.000% 01/08/16(b)	615,000	600,166
Goldman Sachs Group, Inc.
4.125% 01/15/08	4,000	3,991
6.345% 02/15/34(b)	400,000	373,185
HSBC Finance Corp.
5.000% 06/30/15(b)	475,000	449,868
International Lease Finance Corp.
4.500% 05/01/08	4,000	3,981
JPMorgan Chase Capital XVIII
6.950% 08/17/36	475,000	468,648
Lehman Brothers Holdings, Inc.
4.000% 01/22/08	27,000	26,905
5.750% 07/18/11	325,000	326,530
Merrill Lynch & Co., Inc.
3.700% 04/21/08	8,000	7,932
6.050% 08/15/12	475,000	482,031
Morgan Stanley
4.750% 04/01/14	550,000	520,955
SLM Corp.
5.375% 05/15/14	150,000	133,288
Diversified Financial Services Total		4,603,581
Insurance — 0.5%
American International Group, Inc.
2.875% 05/15/08	250,000	246,787
John Hancock Financial Services, Inc.

6

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
5.625% 12/01/08	15,000	15,124
Metlife, Inc.
5.375% 12/15/12	20,000	20,165
6.400% 12/15/36	150,000	142,096
Insurance Total		424,172
Real Estate Investment Trusts (REITs) — 0.6%
Health Care Property Investors, Inc.
6.450% 06/25/12	150,000	154,110
Simon Property Group LP
5.750% 12/01/15	400,000	392,154
Real Estate Investment Trusts (REITs) Total		546,264
Savings & Loans — 0.4%
Washington Mutual, Inc.
4.200% 01/15/10	400,000	387,518
Savings & Loans Total		387,518
FINANCIALS TOTAL		8,754,207
INDUSTRIALS — 1.4%
Aerospace & Defense — 0.3%
Boeing Co.
5.125% 02/15/13	1,000	1,000
United Technologies Corp.
7.125% 11/15/10(b)	250,000	265,766
Aerospace & Defense Total		266,766
Machinery — 0.5%
Caterpillar Financial Services Corp.
4.300% 06/01/10	400,000	394,377
Machinery Total		394,377
Transportation — 0.6%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36(b)	200,000	197,596
Union Pacific Corp.
3.875% 02/15/09	310,000	305,167
Transportation Total		502,763
INDUSTRIALS TOTAL		1,163,906
UTILITIES — 2.1%
Electric — 1.5%
Commonwealth Edison Co.
3.700% 02/01/08(b)	11,000	10,954
5.950% 08/15/16	200,000	201,760

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Indiana Michigan Power Co.
5.650% 12/01/15	205,000	202,783
Pacific Gas & Electric Co.
5.800% 03/01/37	340,000	327,102
Progress Energy, Inc.
7.750% 03/01/31(b)	200,000	234,951
Public Service Electric & Gas Co.
4.000% 11/01/08	5,000	4,951
Southern California Edison Co.
5.000% 01/15/14(b)	350,000	344,508
Electric Total		1,327,009
Gas — 0.6%
Atmos Energy Corp.
6.350% 06/15/17	175,000	179,167
Sempra Energy
4.750% 05/15/09	300,000	298,362
Gas Total		477,529
UTILITIES TOTAL		1,804,538
Total Corporate Fixed-Income Bonds & Notes (cost of $19,392,320)		19,333,809
Government & Agency Obligations — 16.4%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Hellenic Republic of Greece
6.950% 03/04/08	13,000	13,105
Province of Quebec
5.000% 07/17/09(b)	350,000	353,192
United Mexican States
7.500% 04/08/33	205,000	249,280
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		615,577
U.S. GOVERNMENT AGENCIES — 6.8%
Federal Home Loan Bank
5.500% 08/13/14	1,050,000	1,091,742
Federal Home Loan Mortgage Corp.
4.875% 11/15/13(b)	130,000	130,822
5.500% 08/23/17(b)	725,000	754,981
6.625% 09/15/09(b)	1,275,000	1,326,824
Federal National Mortgage Association

8

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
3.375% 12/15/08(b)	610,000	603,025
4.625% 10/15/14(b)	34,000	33,617
5.250% 08/01/12(b)	1,825,000	1,860,122
U.S. GOVERNMENT AGENCIES TOTAL		5,801,133
U.S. GOVERNMENT OBLIGATIONS — 8.9%
U.S. Treasury Bonds
5.375% 02/15/31(b)	2,573,000	2,787,686
7.250% 05/15/16(b)	840,000	1,006,359
U.S. Treasury Notes
3.500% 02/15/10(b)	1,100,000	1,089,687
3.875% 02/15/13(b)	2,795,000	2,757,880
U.S. GOVERNMENT OBLIGATIONS TOTAL		7,641,612
Total Government & Agency Obligations (cost of $13,710,318)		14,058,322
Collateralized Mortgage Obligations — 11.7%
AGENCY — 2.6%
Federal Home Loan Mortgage Corp.
3.750% 12/15/11	55,441	54,386
4.000% 09/15/15	510,000	501,655
4.500% 10/15/18	277,107	274,589
6.500% 10/15/23	100,000	103,460
Government National Mortgage Association
4.430% 04/16/34	90,000	87,827
4.500% 04/16/28	1,000,000	994,563
4.807% 08/16/32	90,000	88,515
4.954% 05/16/31	100,000	96,363
AGENCY TOTAL		2,201,358
NON - AGENCY — 9.1%
Bear Stearns Adjustable Rate Mortgage Trust
5.481% 02/25/47(c)	1,044,010	1,050,197
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34(c)	217,035	214,616
Chase Mortgage Finance Corp.
6.022% 03/25/37(c)	1,548,669	1,561,765
Countrywide Alternative Loan Trust
5.250% 03/25/35	672,679	663,136
5.250% 08/25/35	518,277	517,089
5.500% 10/25/35	612,331	609,476

9

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Countrywide Home Loan Mortgage Pass Through Trust
4.592% 12/19/33(c)	218,763	215,963
Structured Asset Securities Corp.
5.500% 07/25/33	867,178	828,078
WaMu Mortgage Pass-Through Certificates
5.718% 02/25/37(c)	1,044,966	1,046,375
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	1,056,933	1,055,771
NON - AGENCY TOTAL		7,762,466
Total Collateralized Mortgage Obligations (cost of $10,040,726)		9,963,824
Commercial Mortgage-Backed Securities — 10.4%
Bear Stearns Commercial Mortgage Securities
4.680% 08/13/39(c)	30,000	28,920
5.457% 03/11/39(c)	730,000	722,135
CS First Boston Mortgage Securities Corp.
4.512% 07/15/37	500,000	492,052
4.577% 04/15/37	998,000	983,580
Greenwich Capital Commercial Funding Corp.
5.301% 04/10/37(c)	100,000	95,855
GS Mortgage Securities Corp. II
5.799% 08/10/45(c)	1,000,000	1,013,029
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780% 07/15/42	1,040,000	980,978
5.447% 06/12/47	539,000	531,224
5.525% 04/15/43(c)	1,211,000	1,194,784
5.804% 06/15/49(c)	600,000	609,521
LB-UBS Commercial Mortgage Trust
5.103% 11/15/30	600,000	599,027
Lehamn Mortgage Trust
1.000% 10/15/37(a)	842,000	853,051
Merrill Lynch Mortgage Trust
5.244% 11/12/37(c)	720,000	703,585
Morgan Stanley Capital I
4.970% 12/15/41	71,000	69,070
Nationslink Funding Corp.

10

	Par($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
6.888% 11/10/30	9,176	9,163
Total Commercial Mortgage-Backed Securities (cost of $8,917,103)		8,885,974
Asset-Backed Securities — 1.5%
ABFS Mortgage Loan Trust
4.428% 12/15/33	30,258	29,718
AmeriCredit Automobile Receivables Trust
4.870% 12/06/10	149,935	149,834
Capital One Multi-Asset Execution Trust
4.050% 03/15/13	250,000	245,635
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	310,000	306,942
Ford Credit Auto Owner Trust
3.540% 11/15/08	50,310	50,230
Honda Auto Receivables Owner Trust
3.060% 10/21/09	29,660	29,624
IMC Home Equity Loan Trust
7.310% 11/20/28	52,829	52,656
7.520% 08/20/28	34,563	34,460
Onyx Acceptance Grantor Trust
3.890% 02/15/11	349,942	347,523
Wilshire Mortgage Loan Trust
7.255% 05/25/28(c)	21,124	21,041
Total Asset-Backed Securities (cost of $1,270,059)		1,267,663

	Shares
Securities Lending Collateral — 18.6%
State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 5.020%)	15,908,385	15,908,385
Total Securities Lending Collateral (cost of $15,908,385)		15,908,385

	Par ($)
Short-Term Obligation — 4.5%
Repurchase agreement with Fixed Income Clearing Corp., 10/31/07, due 11/01/07, at 4.710%, collateralized by a U.S. Government Agency Obligation maturing 07/14/28, market value $3,914,625 (repurchase proceeds $3,837,502)	3,837,000	3,837,000

Total Short-Term Obligation (cost of $3,837,000)		3,837,000

11

Total Investments — 120.5% (cost of $102,629,814)(f)(g)	102,988,079

Other Assets & Liabilities, Net — (20.5)%	(17,514,599)

Net Assets — 100.0%	85,473,480

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	All or a portion of this security was on loan at October 31, 2007. The total market value of securities on loan at October 31, 2007 is $15,493,568.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2007.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of this security, which is not illiquid, represents 0.2% of net assets.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $102,655,809.

(g)	Unrealized appreciation and depreciation at October 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$843,892	$(511,622)	$332,270

Acronym	Name

TBA	To Be Announced

12

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Enhanced S&P 500 Index Fund

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 8.9%
Automobiles — 0.4%
General Motors Corp. (a)	15,600	611,364
Harley-Davidson, Inc. (a)	5,800	298,700
Automobiles Total		910,064
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (b)	8,400	665,784
Diversified Consumer Services Total		665,784
Hotels, Restaurants & Leisure — 2.8%
Darden Restaurants, Inc.	48,000	2,064,000
Marriott International, Inc., Class A	6,900	283,659
McDonald’s Corp.	43,700	2,608,890
Starbucks Corp. (b)	2,900	77,372
Wyndham Worldwide Corp. (a)	17,700	581,091
Yum! Brands, Inc.	27,100	1,091,317
Hotels, Restaurants & Leisure Total		6,706,329
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (b)	1,600	142,640
IAC/InterActiveCorp (a)(b)	5,400	159,084
Internet & Catalog Retail Total		301,724
Leisure Equipment & Products — 0.2%
Mattel, Inc.	19,100	398,999
Leisure Equipment & Products Total		398,999
Media — 2.9%
CBS Corp., Class B	19,300	553,910
DIRECTV Group, Inc. (b)	69,100	1,829,768
Gannett Co., Inc.	9,500	402,895
McGraw-Hill Companies, Inc.	6,500	325,260
Omnicom Group, Inc.	6,300	321,174
Time Warner, Inc.	53,100	969,606
Viacom, Inc., Class B (b)	27,500	1,135,475
Walt Disney Co.	43,000	1,489,090
Media Total		7,027,178
Multiline Retail — 0.9%
J.C. Penney Co., Inc. (a)	17,400	978,576
Kohl’s Corp. (b)	19,700	1,082,909
Nordstrom, Inc.	1,300	51,272
Multiline Retail Total		2,112,757
Specialty Retail — 0.9%
AutoNation, Inc. (a)(b)	27,100	479,399

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
Autozone, Inc. (a)(b)	3,200	398,112
Home Depot, Inc.	1,700	53,567
Lowe’s Companies, Inc. (a)	100	2,689
RadioShack Corp. (a)	55,500	1,144,410
Sherwin-Williams Co. (a)	1,700	108,664
TJX Companies, Inc.	2,100	60,753
Specialty Retail Total		2,247,594
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (b)	28,300	1,034,648
V.F. Corp.	900	78,417
Textiles, Apparel & Luxury Goods Total		1,113,065
CONSUMER DISCRETIONARY TOTAL		21,483,494
CONSUMER STAPLES — 9.5%
Beverages — 1.5%
Anheuser-Busch Companies, Inc.	13,300	682,024
Coca-Cola Co.	28,500	1,760,160
PepsiCo, Inc.	15,600	1,150,032
Beverages Total		3,592,216
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	65,000	2,715,050
Kroger Co.	33,800	993,382
Safeway, Inc.	7,000	238,000
SUPERVALU, Inc.	11,300	437,875
Sysco Corp.	5,700	195,453
Wal-Mart Stores, Inc.	33,700	1,523,577
Food & Staples Retailing Total		6,103,337
Food Products — 1.2%
General Mills, Inc.	24,500	1,414,385
Sara Lee Corp.	90,300	1,493,562
Food Products Total		2,907,947
Household Products — 2.0%
Clorox Co. (a)	18,000	1,126,260
Colgate-Palmolive Co.	11,000	838,970
Procter & Gamble Co.	40,700	2,829,464
Household Products Total		4,794,694

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.2%
Estee Lauder Companies, Inc., Class A (a)	9,800	430,220
Personal Products Total		430,220
Tobacco — 2.1%
Altria Group, Inc.	34,600	2,523,378
Reynolds American, Inc. (a)	37,200	2,396,796
Tobacco Total		4,920,174
CONSUMER STAPLES TOTAL		22,748,588
ENERGY — 11.3%
Energy Equipment & Services — 1.1%
BJ Services Co. (a)	36,300	914,397
Halliburton Co.	12,200	480,924
Schlumberger Ltd.	11,200	1,081,584
Transocean, Inc. (b)	2,500	298,425
Energy Equipment & Services Total		2,775,330
Oil, Gas & Consumable Fuels — 10.2%
Chevron Corp.	49,200	4,502,292
ConocoPhillips	25,700	2,183,472
Exxon Mobil Corp.	106,600	9,806,134
Hess Corp.	500	35,805
Marathon Oil Corp.	46,800	2,767,284
Occidental Petroleum Corp.	8,300	573,115
Sunoco, Inc.	25,500	1,876,800
Valero Energy Corp.	39,400	2,774,942
Oil, Gas & Consumable Fuels Total		24,519,844
ENERGY TOTAL		27,295,174
FINANCIALS — 18.5%
Capital Markets — 5.6%
Bear Stearns Companies, Inc. (a)	8,200	931,520
Charles Schwab Corp.	28,100	653,044
E*TRADE Financial Corp. (b)	2,900	32,306
Franklin Resources, Inc.	1,800	233,424
Goldman Sachs Group, Inc.	16,700	4,140,264
Lehman Brothers Holdings, Inc.	34,500	2,185,230
Merrill Lynch & Co., Inc.	42,300	2,792,646
Morgan Stanley	34,300	2,307,018
State Street Corp.	1,300	103,701
Capital Markets Total		13,379,153
Commercial Banks — 1.9%
BB&T Corp.	4,900	181,153

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Comerica, Inc.	6,200	289,416
Fifth Third Bancorp (a)	10,700	334,696
Regions Financial Corp. (a)	2,500	67,800
SunTrust Banks, Inc.	4,500	326,700
U.S. Bancorp	24,700	819,052
Wachovia Corp.	27,400	1,253,002
Wells Fargo & Co.	39,200	1,333,192
Commercial Banks Total		4,605,011
Consumer Finance — 0.5%
American Express Co.	19,700	1,200,715
Consumer Finance Total		1,200,715
Diversified Financial Services — 4.0%
CIT Group, Inc.	5,600	197,344
Citigroup, Inc.	109,600	4,592,240
JPMorgan Chase & Co.	102,400	4,812,800
Diversified Financial Services Total		9,602,384
Insurance — 5.5%
ACE Ltd.	3,000	181,830
Allstate Corp.	45,100	2,363,240
Ambac Financial Group, Inc. (a)	900	33,147
American International Group, Inc.	53,400	3,370,608
Genworth Financial, Inc., Class A	1,300	35,490
Hartford Financial Services Group, Inc.	100	9,703
Lincoln National Corp.	2,800	174,636
Loews Corp.	10,200	500,718
MBIA, Inc. (a)	5,700	245,328
MetLife, Inc.	23,000	1,583,550
Principal Financial Group, Inc.	2,500	169,175
Prudential Financial, Inc.	13,400	1,296,048
SAFECO Corp. (a)	15,900	920,610
Travelers Companies, Inc.	30,900	1,613,289
XL Capital Ltd., Class A	8,700	625,965
Insurance Total		13,123,337
Real Estate Investment Trusts (REITs) — 0.3%
General Growth Properties, Inc.	1,700	92,412
Plum Creek Timber Co., Inc. (a)	3,600	160,812
ProLogis	3,500	251,090
Simon Property Group, Inc.	2,900	301,919
Real Estate Investment Trusts (REITs) Total		806,233

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp. (a)	28,500	442,320
Fannie Mae (a)	6,300	359,352
Freddie Mac	8,000	417,840
Washington Mutual, Inc. (a)	19,300	538,084
Thrifts & Mortgage Finance Total		1,757,596
FINANCIALS TOTAL		44,474,429
HEALTH CARE — 11.5%
Biotechnology — 2.1%
Amgen, Inc. (b)	27,100	1,574,781
Biogen Idec, Inc. (b)	23,200	1,727,008
Gilead Sciences, Inc. (b)	36,600	1,690,554
Biotechnology Total		4,992,343
Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	11,600	696,116
Covidien Ltd.	6,700	278,720
Medtronic, Inc.	24,000	1,138,560
Zimmer Holdings, Inc. (b)	4,500	312,705
Health Care Equipment & Supplies Total		2,426,101
Health Care Providers & Services — 3.2%
Aetna, Inc.	17,800	999,826
AmerisourceBergen Corp.	35,600	1,677,116
CIGNA Corp.	13,000	682,370
Coventry Health Care, Inc. (b)	10,500	633,255
Express Scripts, Inc. (b)	1,200	75,720
Humana, Inc. (b)	11,600	869,420
UnitedHealth Group, Inc.	8,300	407,945
WellPoint, Inc. (b)	28,500	2,258,055
Health Care Providers & Services Total		7,603,707
Health Care Technology — 0.0%
IMS Health, Inc.	1,700	42,857
Health Care Technology Total		42,857
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	100	2,752
Waters Corp. (b)	3,700	284,826
Life Sciences Tools & Services Total		287,578
Pharmaceuticals — 5.1%
Abbott Laboratories	22,200	1,212,564
Forest Laboratories, Inc. (a)(b)	73,000	2,852,110
Johnson & Johnson	58,000	3,779,860
King Pharmaceuticals, Inc. (b)	15,200	161,120

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc.	16,000	932,160
Pfizer, Inc.	140,700	3,462,627
Pharmaceuticals Total		12,400,441
HEALTH CARE TOTAL		27,753,027
INDUSTRIALS — 11.0%
Aerospace & Defense — 4.9%
Boeing Co.	12,100	1,192,939
General Dynamics Corp.	7,300	664,008
Honeywell International, Inc.	32,600	1,969,366
L-3 Communications Holdings, Inc.	4,900	537,236
Lockheed Martin Corp.	16,300	1,793,652
Northrop Grumman Corp.	22,300	1,864,726
Precision Castparts Corp.	5,100	764,031
Raytheon Co.	33,400	2,124,574
United Technologies Corp.	10,500	804,195
Aerospace & Defense Total		11,714,727
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (a)	600	29,952
FedEx Corp.	3,900	403,026
United Parcel Service, Inc., Class B	17,600	1,321,760
Air Freight & Logistics Total		1,754,738
Commercial Services & Supplies — 0.0%
Robert Half International, Inc. (a)	700	21,063
Commercial Services & Supplies Total		21,063
Construction & Engineering — 0.1%
Fluor Corp. (a)	700	110,600
Construction & Engineering Total		110,600
Electrical Equipment — 0.5%
Cooper Industries Ltd., Class A	3,600	188,604
Emerson Electric Co.	9,200	480,884
Rockwell Automation, Inc.	9,200	633,696
Electrical Equipment Total		1,303,184
Industrial Conglomerates — 3.5%
3M Co.	35,600	3,074,416
General Electric Co.	106,300	4,375,308
Tyco International Ltd.	24,000	988,080
Industrial Conglomerates Total		8,437,804
Machinery — 0.9%
Caterpillar, Inc.	11,100	828,171

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
Danaher Corp.	600	51,402
ITT Corp.	8,800	588,896
Paccar, Inc.	750	41,670
Parker Hannifin Corp.	2,850	229,055
Terex Corp. (b)	6,700	497,274
Machinery Total		2,236,468
Road & Rail — 0.3%
Ryder System, Inc. (a)	14,300	684,255
Road & Rail Total		684,255
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc. (a)	1,600	143,872
Trading Companies & Distributors Total		143,872
INDUSTRIALS TOTAL		26,406,711
INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 2.4%
Cisco Systems, Inc. (b)	152,800	5,051,568
QUALCOMM, Inc.	16,900	722,137
Communications Equipment Total		5,773,705
Computers & Peripherals — 4.0%
Apple, Inc. (b)	11,600	2,203,420
Dell, Inc. (b)	51,700	1,582,020
Hewlett-Packard Co.	45,800	2,366,944
International Business Machines Corp.	29,200	3,390,704
Lexmark International, Inc., Class A (a)(b)	3,500	146,965
Computers & Peripherals Total		9,690,053
Electronic Equipment & Instruments — 0.1%
Tyco Electronics Ltd.	6,200	221,154
Electronic Equipment & Instruments Total		221,154
Internet Software & Services — 0.5%
eBay, Inc. (b)	33,900	1,223,790
Internet Software & Services Total		1,223,790
IT Services — 0.1%
Fiserv, Inc. (b)	3,500	193,900
Western Union Co.	7,700	169,708
IT Services Total		363,608
Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.	145,900	2,833,378
Intel Corp.	61,100	1,643,590
MEMC Electronic Materials, Inc. (b)	16,200	1,186,164

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
National Semiconductor Corp. (a)	200	5,028
Texas Instruments, Inc.	53,400	1,740,840
Semiconductors & Semiconductor Equipment Total		7,409,000
Software — 6.4%
Autodesk, Inc. (b)	25,700	1,256,730
Compuware Corp. (b)	67,500	675,000
Intuit, Inc. (b)	29,800	958,666
Microsoft Corp. (c)	236,400	8,701,884
Oracle Corp. (b)	148,700	3,296,679
Symantec Corp. (a)(b)	22,000	413,160
Software Total		15,302,119
INFORMATION TECHNOLOGY TOTAL		39,983,429
MATERIALS — 3.1%
Chemicals — 0.9%
Dow Chemical Co.	26,700	1,202,568
E.I. Du Pont de Nemours & Co.	9,900	490,149
Ecolab, Inc.	7,900	372,643
Chemicals Total		2,065,360
Metals & Mining — 1.2%
Alcoa, Inc.	13,000	514,670
Allegheny Technologies, Inc.	6,900	704,973
Nucor Corp.	24,500	1,519,490
United States Steel Corp.	2,500	269,750
Metals & Mining Total		3,008,883
Paper & Forest Products — 1.0%
International Paper Co.	63,100	2,332,176
Paper & Forest Products Total		2,332,176
MATERIALS TOTAL		7,406,419
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	80,100	3,347,379
Embarq Corp.	4,600	243,432
Qwest Communications International, Inc. (a)(b)	21,100	151,498
Verizon Communications, Inc.	79,500	3,662,565
Diversified Telecommunication Services Total		7,404,874

8

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.4%
Sprint Nextel Corp.	62,600	1,070,460
Wireless Telecommunication Services Total		1,070,460
TELECOMMUNICATION SERVICES TOTAL		8,475,334
UTILITIES — 3.5%
Electric Utilities — 1.9%
Duke Energy Corp.	1,600	30,672
Edison International	19,700	1,145,555
Exelon Corp.	3,200	264,896
FirstEnergy Corp.	38,400	2,676,480
FPL Group, Inc.	6,200	424,204
Progress Energy, Inc.	200	9,600
Electric Utilities Total		4,551,407
Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc.	15,700	1,486,790
Independent Power Producers & Energy Traders Total		1,486,790
Multi-Utilities — 1.0%
CenterPoint Energy, Inc. (a)	38,500	645,260
NiSource, Inc. (a)	100	2,045
PG&E Corp.	1,200	58,716
Public Service Enterprise Group, Inc.	17,400	1,663,440
Multi-Utilities Total		2,369,461
UTILITIES TOTAL		8,407,658
Total Common Stocks (cost of $207,700,137)		234,434,263
Securities Lending Collateral — 5.4%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 5.020%)	12,916,359	12,916,359
Total Securities Lending Collateral (cost of $12,916,359)		12,916,359

	Par ($)
Short-Term Obligation — 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.710%, collateralized by a U.S. Government Agency Obligation maturing 05/18/16, market value $6,231,563 (repurchase proceeds $6,105,799)	6,105,000	6,105,000

Total Short-Term Obligation (cost of $6,105,000)		6,105,000

9

Total Investments — 105.3% (cost of $226,721,496)(e)(f)	253,455,622

Other Assets & Liabilities, Net — (5.3)%	(12,667,928)

Net Assets — 100.0%	240,787,694

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at October 31, 2007. The total market value of securities on loan at October 31, 2007 is $12,700,508.

(b)	Non-income producing security.

(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At October 31, 2007, the total market value of securities pledged amounted to $1,251,540.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $226,721,496.

(f)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$36,010,830	$(9,276,704)	$26,734,126

At October 31, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	16	$6,219,600	$6,058,026	Dec-2007	$161,574

10

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG High Yield Fund

	Par ($) (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 85.7%
BASIC MATERIALS — 7.6%
Chemicals — 3.9%
Agricultural Chemicals — 0.7%
Mosaic Co.
7.625% 12/01/16(b)	420,000	452,550
		452,550
Chemicals-Diversified — 2.5%
Huntsman International LLC
6.875% 11/15/13(b) EUR	165,000	244,986
7.875% 11/15/14	290,000	311,750
Lyondell Chemical Co.
6.875% 06/15/17	220,000	242,000
8.000% 09/15/14	220,000	243,650
8.250% 09/15/16	290,000	331,325
NOVA Chemicals Corp.
6.500% 01/15/12	275,000	264,000
		1,637,711
Chemicals-Specialty — 0.7%
Chemtura Corp.
6.875% 06/01/16	440,000	420,200
		420,200
		2,510,461
Forest Products & Paper — 1.4%
Paper & Related Products — 1.4%
Cascades, Inc.
7.250% 02/15/13	300,000	291,000
Domtar, Inc.
7.125% 08/15/15	305,000	301,950
Georgia-Pacific Corp.
8.000% 01/15/24	300,000	295,500
		888,450
		888,450
Iron/Steel — 0.7%
Steel-Producers — 0.7%
Russel Metals, Inc.
6.375% 03/01/14	470,000	446,500
		446,500
		446,500
Metals & Mining — 1.6%
Diversified Minerals — 0.8%
FMG Finance Ltd.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — (continued)
Diversified Minerals — (continued)
10.625% 09/01/16(b)	445,000	527,325
		527,325
Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	500,000	547,500
		547,500
		1,074,825
		4,920,236
COMMUNICATIONS — 14.9%
Media — 8.0%
Broadcast Services/Programs — 1.0%
Clear Channel Communications, Inc.
4.900% 05/15/15	335,000	253,602
Liberty Media LLC
8.250% 02/01/30	425,000	417,784
		671,386
Cable TV — 3.6%
Charter Communications Holdings II LLC
10.250% 09/15/10	345,000	351,900
CSC Holdings, Inc.
7.625% 04/01/11	345,000	344,137
7.625% 07/15/18	130,000	124,800
DirecTV Holdings LLC
6.375% 06/15/15	745,000	718,925
EchoStar DBS Corp.
6.625% 10/01/14	805,000	821,100
		2,360,862
Multimedia — 1.4%
Lamar Media Corp.
7.250% 01/01/13	465,000	466,162
Quebecor Media, Inc.
7.750% 03/15/16	385,000	372,488
7.750% 03/15/16(b)	45,000	43,425
		882,075

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Publishing-Periodicals — 1.5%
Idearc, Inc.
8.000% 11/15/16	230,000	230,575
R.H. Donnelley Corp.
8.875% 10/15/17(b)	700,000	700,000
		930,575
Television — 0.5%
Univision Communications, Inc.
7.850% 07/15/11	300,000	302,250
		302,250
		5,147,148
Telecommunication Services — 6.9%
Cellular Telecommunications — 0.6%
Nextel Communications, Inc.
7.375% 08/01/15	360,000	363,600
		363,600
Satellite Telecommunications — 0.4%
Intelsat Bermuda Ltd.
9.250% 06/15/16	285,000	295,688
		295,688
Telecommunication Equipment — 0.7%
Lucent Technologies, Inc.
6.450% 03/15/29	515,000	430,025
		430,025
Telecommunication Services — 0.5%
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	290,000	301,237
		301,237
Telephone-Integrated — 4.7%
Cincinnati Bell, Inc.
7.000% 02/15/15	330,000	322,575
Citizens Communications Co.
7.875% 01/15/27	490,000	481,425
Qwest Communications International, Inc.
7.500% 02/15/14	200,000	202,500
Qwest Corp.
7.500% 10/01/14	580,000	605,375
7.500% 06/15/23	545,000	538,869
8.875% 03/15/12	205,000	224,475

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telephone-Integrated — (continued)
Windstream Corp.
7.000% 03/15/19	250,000	246,250
8.625% 08/01/16	420,000	449,400
		3,070,869
		4,461,419
		9,608,567
CONSUMER CYCLICAL — 12.9%
Apparel — 0.9%
Apparel Manufacturers — 0.9%
Levi Strauss & Co.
9.750% 01/15/15	360,000	375,750
Phillips-Van Heusen Corp.
7.250% 02/15/11	195,000	195,975
		571,725
		571,725
Auto Parts & Equipment — 1.8%
Auto/Truck Parts & Equipment-Original — 1.1%
Accuride Corp.
8.500% 02/01/15	270,000	253,800
ArvinMeritor, Inc.
8.125% 09/15/15	130,000	122,850
TRW Automotive, Inc.
7.000% 03/15/14(b)	305,000	297,375
		674,025
Auto/Truck Parts & Equipment-Replacement — 0.3%
Commercial Vehicle Group, Inc.
8.000% 07/01/13	210,000	201,600
		201,600
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.
8.625% 12/01/11	81,000	86,265
9.000% 07/01/15	175,000	191,406
		277,671
		1,153,296

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — 1.9%
Music — 1.2%
Steinway Musical Instruments, Inc.
7.000% 03/01/14(b)	360,000	341,100
WMG Acquisition Corp.
7.375% 04/15/14	460,000	408,250
		749,350
Racetracks — 0.7%
Speedway Motorsports, Inc.
6.750% 06/01/13	490,000	483,875
		483,875
		1,233,225
Home Builders — 1.6%
Building-Residential/Commercial — 1.6%
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14	665,000	518,700
KB Home
5.875% 01/15/15	615,000	544,275
		1,062,975
		1,062,975
Home Furnishings — 0.5%
Home Furnishings — 0.5%
Sealy Mattress Co.
8.250% 06/15/14	345,000	343,275
		343,275
		343,275
Leisure Time — 0.7%
Cruise Lines — 0.7%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	465,000	460,731
		460,731
		460,731
Lodging — 3.4%
Casino Hotels — 3.4%
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12(b)	485,000	520,162
Harrah’s Operating Co., Inc.
5.625% 06/01/15	590,000	457,250
MGM Mirage
7.500% 06/01/16	400,000	397,500
Mohegan Tribal Gaming Authority

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
6.875% 02/15/15	110,000	107,525
Pinnacle Entertainment, Inc.
7.500% 06/15/15(b)	285,000	275,025
Station Casinos, Inc.
6.625% 03/15/18	250,000	198,125
6.875% 03/01/16	280,000	231,700
		2,187,287
		2,187,287
Retail — 1.6%
Retail-Automobiles — 0.7%
AutoNation, Inc.
7.000% 04/15/14	235,000	227,362
Group 1 Automotive, Inc.
8.250% 08/15/13	225,000	225,000
		452,362
Retail-Convenience Store — 0.4%
Couche-Tard US LP
7.500% 12/15/13	255,000	258,188
		258,188
Retail-Propane Distributors — 0.5%
AmeriGas Partners LP
7.125% 05/20/16	305,000	298,138
		298,138
		1,008,688
Textiles — 0.5%
Textile-Products — 0.5%
INVISTA
9.250% 05/01/12(b)	295,000	311,225
		311,225
		311,225
		8,332,427
CONSUMER NON-CYCLICAL — 10.4%
Agriculture — 0.5%
Tobacco — 0.5%
Reynolds American, Inc.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Agriculture — (continued)
Tobacco — (continued)
7.625% 06/01/16	305,000	329,985
		329,985
		329,985
Beverages — 1.3%
Beverages-Non-Alcoholic — 0.8%
Cott Beverages, Inc.
8.000% 12/15/11	495,000	478,912
		478,912
Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc.
8.125% 01/15/12	335,000	340,863
		340,863
		819,775
Biotechnology — 0.5%
Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	295,000	300,900
		300,900
		300,900
Commercial Services — 3.7%
Commercial Services — 0.6%
Iron Mountain, Inc.
7.750% 01/15/15	365,000	369,562
		369,562
Funeral Services & Related Items — 0.5%
Service Corp. International
6.750% 04/01/16	100,000	96,750
7.375% 10/01/14	215,000	219,838
		316,588
Non-Profit Charity — 0.4%
Seminole Indian Tribe of Florida
7.804% 10/01/20(b)	260,000	265,595
		265,595
Printing-Commercial — 0.5%
Quebecor World Capital Corp.
8.750% 03/15/16(b)	320,000	296,000
		296,000
Private Corrections — 0.6%
Corrections Corp. of America

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Private Corrections — (continued)
6.250% 03/15/13	415,000	412,427
		412,427
Rental Auto/Equipment — 1.1%
Ashtead Capital, Inc.
9.000% 08/15/16(b)	295,000	286,150
United Rentals North America, Inc.
7.750% 11/15/13	425,000	452,625
		738,775
		2,398,947
Food — 0.8%
Food-Dairy Products — 0.1%
Dean Foods Co.
7.000% 06/01/16	110,000	102,850
		102,850
Food-Meat Products — 0.4%
Smithfield Foods, Inc.
7.750% 07/01/17	240,000	247,200
		247,200
Food-Miscellaneous/Diversified — 0.3%
Del Monte Corp.
6.750% 02/15/15	200,000	194,500
		194,500
		544,550
Healthcare Services — 1.7%
Medical-Hospitals — 1.7%
HCA, Inc.
9.250% 11/15/16	315,000	331,538
PIK,
9.625% 11/15/16	695,000	734,962
		1,066,500
		1,066,500
Household Products/Wares — 0.8%
Consumer Products-Miscellaneous — 0.8%
American Greetings Corp.
7.375% 06/01/16	280,000	274,400
Jarden Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
Consumer Products-Miscellaneous — (continued)
7.500% 05/01/17	265,000	251,750
		526,150
		526,150
Pharmaceuticals — 1.1%
Medical-Drugs — 0.5%
Elan Finance PLC
8.875% 12/01/13	330,000	330,825
		330,825
Pharmacy Services — 0.6%
Omnicare, Inc.
6.750% 12/15/13	410,000	395,650
		395,650
		726,475
		6,713,282
ENERGY — 10.2%
Coal — 1.9%
Arch Western Finance LLC
6.750% 07/01/13	475,000	463,125
Massey Energy Co.
6.875% 12/15/13	330,000	311,850
Peabody Energy Corp.
6.875% 03/15/13	455,000	457,275
		1,232,250
Oil & Gas — 4.1%
Oil & Gas Drilling — 0.6%
Pride International, Inc.
7.375% 07/15/14	400,000	410,000
		410,000
Oil Companies-Exploration & Production — 3.0%
Chesapeake Energy Corp.
6.375% 06/15/15	560,000	543,200
Cimarex Energy Co.
7.125% 05/01/17	200,000	199,750
Compton Petroleum Corp.
7.625% 12/01/13	320,000	306,400
Newfield Exploration Co.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
6.625% 09/01/14	345,000	338,962
OPTI Canada, Inc.
8.250% 12/15/14(b)	245,000	245,613
Quicksilver Resources, Inc.
7.125% 04/01/16	320,000	315,200
		1,949,125
Oil Refining & Marketing — 0.5%
Tesoro Corp.
6.625% 11/01/15	295,000	292,788
		292,788
		2,651,913
Pipelines — 4.2%
Pipelines — 4.2%
Atlas Pipeline Partners LP
8.125% 12/15/15	315,000	313,425
Colorado Interstate Gas Co.
6.800% 11/15/15	555,000	576,186
El Paso Corp.
6.875% 06/15/14	295,000	295,528
El Paso Performance-Linked Trust
7.750% 07/15/11(b)	110,000	113,412
MarkWest Energy Partners LP
6.875% 11/01/14	715,000	668,525
Williams Companies, Inc.
7.750% 06/15/31	705,000	754,350
		2,721,426
		2,721,426
		6,605,589
FINANCIALS — 9.3%
Diversified Financial Services — 7.0%
Finance-Auto Loans — 2.2%
AmeriCredit Corp.
8.500% 07/01/15(b)	15,000	13,425
GMAC LLC
8.000% 11/01/31	1,490,000	1,377,234
		1,390,659

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Finance-Investment Banker/Broker — 0.9%
E*Trade Financial Corp.
7.375% 09/15/13	385,000	359,975
LaBranche & Co., Inc.
11.000% 05/15/12	245,000	242,550
		602,525
Investment Management/Advisor Service — 0.4%
LVB Acquisition Merger Sub, Inc.
PIK,
10.375% 10/15/17(b)	270,000	273,375
		273,375
Special Purpose Entity — 3.5%
CDX North America High Yield
8.750% 12/29/12(b)	2,000,000	1,985,000
Goldman Sachs Capital II
5.793% 12/29/49(c)	300,000	279,783
		2,264,783
		4,531,342
Insurance — 0.5%
Property/Casualty Insurance — 0.5%
Crum & Forster Holdings Corp.
7.750% 05/01/17	290,000	287,825
		287,825
		287,825
Real Estate Investment Trusts (REITs) — 1.3%
REITS-Hotels — 0.8%
Host Marriott LP
6.375% 03/15/15	530,000	523,375
		523,375
REITS-Regional Malls — 0.5%
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13(b)	345,000	339,631
		339,631
		863,006
Savings & Loans — 0.5%
Savings & Loans/Thrifts-Western US — 0.5%
Washington Mutual Preferred Funding

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — (continued)
Savings & Loans/Thrifts-Western US — (continued)
9.750% 10/29/49(b)(c)	300,000	297,000
		297,000
		297,000
		5,979,173
INDUSTRIALS — 12.1%
Aerospace & Defense — 1.6%
Aerospace/Defense-Equipment — 0.4%
DRS Technologies, Inc.
6.625% 02/01/16	290,000	287,100
		287,100
Electronics-Military — 1.2%
L-3 Communications Corp.
5.875% 01/15/15	200,000	195,000
6.375% 10/15/15	555,000	555,000
		750,000
		1,037,100
Electrical Components & Equipment — 0.9%
Wire & Cable Products — 0.9%
Belden, Inc.
7.000% 03/15/17	265,000	268,975
General Cable Corp.
7.125% 04/01/17	145,000	145,000
7.606% 04/01/15(c)	145,000	143,188
		557,163
		557,163
Electronics — 0.4%
Electronic Components-Miscellaneous — 0.4%
Flextronics International Ltd.
6.250% 11/15/14	300,000	283,500
		283,500
		283,500
Environmental Control — 0.9%
Non-Hazardous Waste Disposal — 0.9%
Allied Waste North America, Inc.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — (continued)
Non-Hazardous Waste Disposal — (continued)
7.125% 05/15/16	550,000	555,500
		555,500
		555,500
Machinery-Construction & Mining — 0.4%
Terex Corp.
7.375% 01/15/14	235,000	236,175
		236,175
Machinery-Diversified — 0.9%
Machinery-General Industry — 0.9%
Manitowoc Co., Inc.
7.125% 11/01/13	370,000	368,150
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	250,000	250,000
		618,150
		618,150
Miscellaneous Manufacturing — 1.8%
Diversified Manufacturing Operators — 1.4%
Bombardier, Inc.
6.300% 05/01/14(b)	465,000	454,537
Trinity Industries, Inc.
6.500% 03/15/14	470,000	465,300
		919,837
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
7.500% 03/01/14	275,000	271,563
		271,563
		1,191,400
Packaging & Containers — 2.7%
Containers-Metal/Glass — 2.7%
Ball Corp.
6.875% 12/15/12	335,000	340,025
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	370,000	381,100
Owens-Illinois, Inc.
7.500% 05/15/10	560,000	567,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Metal/Glass — (continued)
Silgan Holdings, Inc.
6.750% 11/15/13	460,000	453,100
		1,741,225
		1,741,225
Transportation — 2.5%
Transportation-Marine — 1.9%
Overseas Shipholding Group
8.250% 03/15/13	425,000	438,812
Stena AB
7.500% 11/01/13	460,000	457,700
Teekay Corp.
8.875% 07/15/11	310,000	323,950
		1,220,462
Transportation-Services — 0.6%
Bristow Group, Inc.
7.500% 09/15/17(b)	400,000	412,000
		412,000
		1,632,462
		7,852,675
TECHNOLOGY — 1.5%
Semiconductors — 1.5%
Electronic Components-Miscellaneous — 0.6%
NXP BV/NXP Funding LLC
7.875% 10/15/14	415,000	405,144
		405,144
Electronic Components-Semiconductors — 0.9%
Freescale Semiconductor, Inc.
10.125% 12/15/16	295,000	267,343
PIK,
9.125% 12/15/14	355,000	321,275
		588,618
		993,762
		993,762
UTILITIES — 6.8%
Electric — 6.8%
Electric-Generation — 3.2%
AES Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Generation — (continued)
7.750% 03/01/14	515,000	515,000
8.000% 10/15/17(b)	265,000	267,319
Edison Mission Energy
7.000% 05/15/17(b)	815,000	796,662
Intergen NV
9.000% 06/30/17(b)	485,000	512,888
		2,091,869
Electric-Integrated — 0.6%
CMS Energy Corp.
6.875% 12/15/15	140,000	140,641
8.500% 04/15/11	210,000	225,172
		365,813
Independent Power Producer — 3.0%
Dynegy Holdings, Inc.
7.125% 05/15/18	330,000	297,412
7.750% 06/01/19(b)	135,000	126,731
Mirant North America LLC
7.375% 12/31/13	545,000	552,494
NRG Energy, Inc.
7.250% 02/01/14	130,000	130,000
7.375% 02/01/16	380,000	379,050
7.375% 01/15/17	60,000	59,700
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25(b)	415,000	410,850
		1,956,237
		4,413,919
		4,413,919
Total Corporate Fixed-Income Bonds & Notes (cost of $56,699,483)		55,419,630

	Par ($)	Value ($)
Municipal Bond — 0.4%
Other — 0.4%
Tobacco — 0.4%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	275,000	259,036
Total Municipal Bond (cost of $274,972)		259,036
Private Placement — 2.2%
Mylan Labs Funded Bridge Term Loan @ 1.000% maturing 10/02/08 (d)	400,000	396,000
Texas Utilities Term Loan @ 1.000% maturing 10/10/14 (d)	1,000,000	999,141
Total Private Placement (cost of $1,395,000)		1,395,141
Short-Term Obligation — 13.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.710%, collateralized by a U.S. Government Agency Obligation maturing 02/02/17, market value $8,658,450 (repurchase proceeds $8,489,111)	8,488,000	8,488,000

Total Short-Term Obligation (cost of $8,488,000)		8,488,000

Total Investments — 101.4% (cost of $66,857,455)(e)(f)		65,561,807

Other Assets & Liabilities, Net — (1.4)%		(898,395)

Net Assets — 100.0%		64,663,412

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise stated.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities, which are not illiquid, amounted to $10,809,361, which represents 16.7% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2007.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $66,857,455.

(f)	Unrealized appreciation and depreciation at October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$633,640	$(1,929,288)	$(1,295,648)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

At October 31, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency	Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$235,851	$239,103	11/23/07	$(3,252)

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG International Stock Fund

	Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 2.3%
Continental AG	6,846	1,037,168
Denso Corp.	28,200	1,139,603
Stanley Electric Co., Ltd.	36,600	812,383
Auto Components Total		2,989,154
Automobiles — 2.4%
Dongfeng Motor Group Co., Ltd., Class H	1,034,000	952,034
Peugeot SA	10,816	1,005,757
Toyota Motor Corp.	20,200	1,153,975
Automobiles Total		3,111,766
Hotels, Restaurants & Leisure — 1.5%
Genting Berhad	275,000	684,435
Paddy Power PLC	29,717	1,233,026
Hotels, Restaurants & Leisure Total		1,917,461
Household Durables — 0.8%
JM AB	15,500	345,409
Matsushita Electric Industrial Co., Ltd.	38,000	726,268
Household Durables Total		1,071,677
Leisure Equipment & Products — 0.6%
Nikon Corp.	25,000	797,597
Leisure Equipment & Products Total		797,597
Media — 1.3%
Vivendi	36,657	1,655,010
Media Total		1,655,010
Specialty Retail — 0.7%
Esprit Holdings Ltd.	55,900	952,051
Specialty Retail Total		952,051
Textiles, Apparel & Luxury Goods — 1.0%
Nisshinbo Industries, Inc.	94,000	1,280,473
Textiles, Apparel & Luxury Goods Total		1,280,473
CONSUMER DISCRETIONARY TOTAL		13,775,189
CONSUMER STAPLES — 7.8%
Beverages — 2.1%
Fomento Economico Mexicano SAB de CV, ADR	32,829	1,169,041
Heineken NV	22,938	1,608,488
Beverages Total		2,777,529
Food & Staples Retailing — 1.3%
Massmart Holdings Ltd.	68,202	857,895

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — (continued)
Metro, Inc., Class A	23,274	875,377
Food & Staples Retailing Total		1,733,272
Food Products — 2.4%
China Milk Products Group Ltd.	635,000	560,547
Nestle SA, Registered Shares	1,696	783,987
Toyo Suisan Kaisha Ltd.	37,000	641,122
Unilever PLC	34,537	1,170,045
Food Products Total		3,155,701
Tobacco — 2.0%
Imperial Tobacco Group PLC	15,953	808,991
Japan Tobacco, Inc.	298	1,734,422
Tobacco Total		2,543,413
CONSUMER STAPLES TOTAL		10,209,915
ENERGY — 7.9%
Energy Equipment & Services — 0.7%
TGS Nopec Geophysical Co. ASA (a)	58,600	983,400
Energy Equipment & Services Total		983,400
Oil, Gas & Consumable Fuels — 7.2%
BP PLC, ADR	24,796	1,933,840
PetroChina Co., Ltd., Class H	602,000	1,562,178
Royal Dutch Shell PLC, Class B	22,909	998,849
StatoilHydro ASA	31,300	1,059,765
Total SA	34,380	2,774,628
Yanzhou Coal Mining Co., Ltd., Class H	480,000	1,044,714
Oil, Gas & Consumable Fuels Total		9,373,974
ENERGY TOTAL		10,357,374
FINANCIALS — 25.2%
Capital Markets — 3.1%
Credit Suisse Group, Registered Shares	26,301	1,775,637
Deutsche Bank AG, Registered Shares	13,217	1,770,694
UBS AG, Registered Shares	8,693	466,559
Capital Markets Total		4,012,890
Commercial Banks — 16.1%
Australia & New Zealand Banking Group Ltd.	28,382	801,175
Banco Bilbao Vizcaya Argentaria SA	82,509	2,087,622
Banco Santander SA	115,466	2,523,845
Bank of Ireland	49,598	920,159

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Barclays PLC	140,439	1,782,208
BNP Paribas	16,872	1,868,915
Bumiputra-Commerce Holdings Berhad	145,200	504,796
DBS Group Holdings Ltd.	56,000	874,896
HBOS PLC	36,367	662,986
HSBC Holdings PLC	88,471	1,752,808
Industrial & Commercial Bank of China, Class H	561,000	534,566
Industrial Bank of Korea	31,520	648,757
Mizuho Financial Group, Inc.	137	769,946
Royal Bank of Scotland Group PLC	1	9
Societe Generale	9,741	1,642,068
Swedbank AB, Class A	21,800	684,837
United Overseas Bank Ltd.	103,000	1,544,900
Westpac Banking Corp.	48,279	1,383,993
Commercial Banks Total		20,988,486
Consumer Finance — 0.4%
ORIX Corp.	2,660	541,335
Consumer Finance Total		541,335
Diversified Financial Services — 0.6%
Fortis	25,359	813,775
Diversified Financial Services Total		813,775
Insurance — 4.2%
Aviva PLC	57,589	908,011
Axis Capital Holdings Ltd. (b)	22,437	891,646
Baloise Holding AG, Registered Shares	10,234	1,090,728
Brit Insurance Holdings PLC	180,458	1,222,441
Swiss Reinsurance, Registered Shares	14,661	1,380,621
Insurance Total		5,493,447
Real Estate Management & Development — 0.8%
Swire Pacific Ltd., Class A	73,000	1,036,812
Real Estate Management & Development Total		1,036,812
FINANCIALS TOTAL		32,886,745
HEALTH CARE — 7.9%
Pharmaceuticals — 7.9%
AstraZeneca PLC	33,862	1,672,312
Biovail Corp.	63,345	1,267,534
Kyowa Hakko Kogyo Co., Ltd.	53,000	578,815
Novartis AG, Registered Shares	43,896	2,338,595
Novo-Nordisk A/S, Class B	4,100	510,609

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Ono Pharmaceutical Co., Ltd.	13,500	697,024
Roche Holding AG, Genusschein Shares	8,990	1,536,771
Takeda Pharmaceutical Co., Ltd.	16,400	1,023,631
Teva Pharmaceutical Industries Ltd., ADR	16,400	721,764
Pharmaceuticals Total		10,347,055
HEALTH CARE TOTAL		10,347,055
INDUSTRIALS — 10.1%
Aerospace & Defense — 1.0%
MTU Aero Engines Holding AG	14,397	882,577
Rolls-Royce Group PLC (a)	39,067	438,467
Rolls-Royce Group PLC B Shares	1,578,307	3,282
Aerospace & Defense Total		1,324,326
Airlines — 0.5%
British Airways PLC (a)	67,395	626,978
Airlines Total		626,978
Building Products — 0.8%
Geberit AG, Registered Shares	7,412	998,803
Building Products Total		998,803
Commercial Services & Supplies — 0.9%
Randstad Holding NV	21,022	1,174,342
Commercial Services & Supplies Total		1,174,342
Construction & Engineering — 0.5%
Peab AB	51,400	467,418
Peab Industri AB, B Shares (a)(c)	25,700	218,481
Construction & Engineering Total		685,899
Industrial Conglomerates — 1.1%
Keppel Corp., Ltd.	139,000	1,434,407
Industrial Conglomerates Total		1,434,407
Machinery — 3.4%
Georg Fischer AG, Registered Shares (a)	1,318	993,898
Glory Ltd.	7,400	246,118
Komatsu Ltd.	27,800	931,301
Mori Seiki Co., Ltd.	19,900	499,244
SKF AB, Class B	41,000	803,441
Volvo AB, Class B	50,900	1,005,880
Machinery Total		4,479,882

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.4%
U-Ming Marine Transport Corp.	174,000	580,678
Marine Total		580,678
Trading Companies & Distributors — 1.5%
Hitachi High-Technologies Corp.	20,400	458,209
Itochu Corp.	116,000	1,476,842
Trading Companies & Distributors Total		1,935,051
INDUSTRIALS TOTAL		13,240,366
INFORMATION TECHNOLOGY — 8.6%
Communications Equipment — 2.3%
Nokia Oyj	74,454	2,957,129
Communications Equipment Total		2,957,129
Electronic Equipment & Instruments — 1.5%
FUJIFILM Holdings Corp.	31,800	1,519,484
Kyocera Corp.	4,900	414,939
Electronic Equipment & Instruments Total		1,934,423
Internet Software & Services — 1.1%
Alibaba.com Ltd. (a)	1,000	3,077
United Internet AG, Registered Shares	64,727	1,425,417
Internet Software & Services Total		1,428,494
IT Services — 0.6%
CGI Group, Inc., Class A (a)	67,900	773,413
IT Services Total		773,413
Office Electronics — 1.2%
Brother Industries Ltd.	28,900	386,777
Canon, Inc.	23,800	1,202,566
Office Electronics Total		1,589,343
Semiconductors & Semiconductor Equipment — 1.2%
Infineon Technologies AG (a)	55,736	820,609
Verigy Ltd. (a)	32,516	747,543
Semiconductors & Semiconductor Equipment Total		1,568,152
Software — 0.7%
Nintendo Co., Ltd.	1,500	945,245
Software Total		945,245
INFORMATION TECHNOLOGY TOTAL		11,196,199
MATERIALS — 10.1%
Chemicals — 3.4%
BASF AG	14,581	2,018,683
Linde AG	9,013	1,140,985

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
Shin-Etsu Chemical Co., Ltd.	20,700	1,325,965
Chemicals Total		4,485,633
Construction Materials — 1.0%
Ciments Francais SA	6,675	1,257,533
Construction Materials Total		1,257,533
Metals & Mining — 5.7%
BHP Biliton PLC	32,082	1,223,889
JFE Holdings, Inc.	16,600	969,718
Norsk Hydro ASA	34,500	507,376
Rio Tinto PLC	10,433	976,695
Salzgitter AG	6,971	1,377,687
SSAB Svenskt Stal AB, Series A	35,900	1,166,720
Yamato Kogyo Co., Ltd.	27,200	1,264,742
Metals & Mining Total		7,486,827
MATERIALS TOTAL		13,229,993
TELECOMMUNICATION SERVICES — 5.1%
Diversified Telecommunication Services — 3.0%
Bezeq Israeli Telecommunication Corp., Ltd.	546,339	972,170
Chunghwa Telecom Co., Ltd., ADR	43,254	830,477
Telefonica O2 Czech Republic AS	40,399	1,255,301
Telekomunikacja Polska SA	84,804	804,879
Diversified Telecommunication Services Total		3,862,827
Wireless Telecommunication Services — 2.1%
China Mobile Ltd.	71,500	1,503,851
KDDI Corp.	101	764,577
Philippine Long Distance Telephone Co., ADR	7,851	538,579
Wireless Telecommunication Services Total		2,807,007
TELECOMMUNICATION SERVICES TOTAL		6,669,834
UTILITIES — 4.3%
Electric Utilities — 3.9%
British Energy Group PLC	136,553	1,520,580
E.ON AG	12,975	2,536,959
Tenaga Nasional Berhad	376,300	1,059,910
Electric Utilities Total		5,117,449

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.4%
Tokyo Gas Co., Ltd.	119,000	531,871
Gas Utilities Total		531,871
UTILITIES TOTAL		5,649,320
Total Common Stocks (cost of $96,982,679)		127,561,990
Investment Companies — 1.1%
iShares MSCI Brazil Index Fund	4,968	425,261
iShares MSCI EAFE Index Fund	10,962	944,705
Total Investment Companies (cost of $1,231,932)		1,369,966

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07, at 4.460%, collateralized by a U.S. Government Treasury Obligation maturing 08/15/09, market value $646,537 (repurchase proceeds $633,078)	633,000	633,000

Total Short-Term Obligation (cost of $633,000)		633,000

7

Total Investments — 99.2% (cost of $98,847,611)(d)(e)	129,564,956

Other Assets & Liabilities, Net — 0.8%	1,107,223

Net Assets — 100.0%	130,672,179

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-ended investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security is pledged as collateral for written option contracts.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $98,847,611.

(e)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$32,962,463	$(2,245,118)	$30,717,345

For the period ended October 31, 2007, transactions in written option contracts  were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	112	$5,297
Options written	224	21,883
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(112)	(5,297)
Options outstanding at October 31, 2007	224	$21,883

At October 31, 2007, the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Axis Capital Holdings Ltd.	$40	224	12/15/07	$21,883	$36,960
Total written call options (proceeds $21,883)

At October 31, 2007, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$6,116,910	$5,494,458	12/18/07	$622,452
AUD	262,883	246,948	12/18/07	15,935
AUD	131,906	127,172	12/18/07	4,734
DKK	600,136	576,284	12/18/07	23,852
EUR	5,405,184	5,185,435	12/18/07	219,749
EUR	833,462	811,768	12/18/07	21,694
EUR	630,532	615,829	12/18/07	14,703
EUR	908,836	896,986	12/18/07	11,850
EUR	1,665,475	1,646,643	12/18/07	18,832
GBP	11,208,961	10,783,531	12/18/07	425,430
GBP	390,310	383,227	12/18/07	7,083
JPY	249,743	252,530	12/18/07	(2,787)
JPY	515,290	515,299	12/18/07	(9)
NOK	258,227	255,095	12/18/07	3,132
NZD	121,245	116,683	12/18/07	4,562
				$1,391,212

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$2,505,242	$2,300,919	12/18/07	$(204,323)
CHF	2,356,458	2,308,377	12/18/07	(48,081)
CHF	509,223	505,719	12/18/07	(3,504)
CZK	1,222,642	1,151,456	12/18/07	(71,186)
GBP	238,754	230,851	12/18/07	(7,903)
ILS	833,002	806,966	12/18/07	(26,036)
ILS	781,098	764,272	12/18/07	(16,826)
JPY	691,329	699,956	12/18/07	8,627
JPY	368,429	369,521	12/18/07	1,092
KRW	709,961	688,335	12/18/07	(21,626)
MXN	720,714	688,108	12/18/07	(32,606)
MYR	2,152,259	2,064,228	12/18/07	(88,031)

9

NOK	844,496	806,529	12/18/07	(37,967)
NOK	510,123	506,947	12/18/07	(3,176)
PHP	513,775	507,927	12/18/07	(5,848)
PLN	750,812	688,480	12/18/07	(62,332)
SEK	1,814,550	1,723,302	12/18/07	(91,248)
SGD	2,034,980	1,949,518	12/18/07	(85,462)
TWD	703,163	686,423	12/18/07	(16,740)
TWD	249,624	245,427	12/18/07	(4,197)
TWD	384,079	381,460	12/18/07	(2,619)
				$(819,992)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (a)	8,300	250,245
		250,245
Diversified Consumer Services — 1.9%
Apollo Group, Inc., Class A (a)	10,740	851,252
DeVry, Inc.	7,459	407,933
		1,259,185
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp. (a)	1,388	184,715
Starwood Hotels & Resorts Worldwide, Inc.	4,300	244,498
		429,213
Household Durables — 0.9%
Sony Corp., ADR	11,520	569,779
		569,779
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	7,050	628,508
		628,508
Media — 1.2%
Viacom, Inc., Class B (a)	19,820	818,368
		818,368
Multiline Retail — 1.4%
Nordstrom, Inc.	10,560	416,486
Target Corp.	7,930	486,585
		903,071
Specialty Retail — 1.5%
GameStop Corp., Class A (a)	10,120	599,306
OfficeMax, Inc.	12,270	388,346
		987,652
Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	12,620	836,201
Under Armour, Inc. (a)	6,280	390,930
		1,227,131
		7,073,152
CONSUMER STAPLES — 10.1%
Beverages — 4.3%
Coca-Cola Co.	18,500	1,142,560
Diageo PLC, ADR	7,010	643,167
Fomento Economico Mexicano SAB de CV, ADR	7,170	255,324

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
Molson Coors Brewing Co., Class B	5,720	327,356
PepsiCo, Inc.	7,050	519,726
		2,888,133
Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	9,820	660,493
CVS Caremark Corp.	16,560	691,711
Kroger Co.	24,380	716,528
		2,068,732
Household Products — 1.2%
Colgate-Palmolive Co.	10,220	779,479
		779,479
Personal Products — 0.9%
Avon Products, Inc.	15,010	615,110
		615,110
Tobacco — 0.6%
Loews Corp. - Carolina Group	4,660	399,735
		399,735
		6,751,189
ENERGY — 8.0%
Energy Equipment & Services — 4.4%
Exterran Holdings, Inc. (a)	3,090	260,178
GlobalSantaFe Corp.	4,330	350,860
Halliburton Co.	20,130	793,525
Schlumberger Ltd.	5,950	574,591
Transocean, Inc. (a)	7,900	943,023
		2,922,177
Oil, Gas & Consumable Fuels — 3.6%
Devon Energy Corp.	5,870	548,258
Hess Corp.	10,820	774,820
Southwestern Energy Co. (a)	8,920	461,432
XTO Energy, Inc.	9,610	637,912
		2,422,422
		5,344,599
FINANCIALS — 6.3%
Capital Markets — 2.8%
Goldman Sachs Group, Inc.	2,710	671,863
Lazard Ltd., Class A	10,730	538,646
Lehman Brothers Holdings, Inc.	10,140	642,268
		1,852,777

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.4%
American Express Co.	14,980	913,031
		913,031
Diversified Financial Services — 1.2%
CME Group, Inc.	1,260	839,475
		839,475
Insurance — 0.9%
ACE Ltd.	10,500	636,405
		636,405
		4,241,688
HEALTH CARE — 15.6%
Biotechnology — 3.3%
BioMarin Pharmaceuticals, Inc. (a)	17,630	488,880
Celgene Corp. (a)	11,560	762,960
Genzyme Corp. (a)	5,830	442,905
Gilead Sciences, Inc. (a)	11,250	519,638
		2,214,383
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	10,620	637,306
Hologic, Inc. (a)	7,483	508,307
		1,145,613
Health Care Providers & Services — 3.3%
CIGNA Corp.	11,540	605,735
Coventry Health Care, Inc. (a)	7,550	455,340
Express Scripts, Inc. (a)	10,540	665,074
McKesson Corp.	7,659	506,260
		2,232,409
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc. (a)	10,080	592,805
Waters Corp. (a)	7,390	568,882
		1,161,687
Pharmaceuticals — 5.6%
Abbott Laboratories	14,830	810,014
Bristol-Myers Squibb Co.	31,400	941,686
Merck & Co., Inc.	16,780	977,603
Schering-Plough Corp.	16,530	504,496

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Shire PLC, ADR	6,650	499,747
		3,733,546
		10,487,638
INDUSTRIALS — 12.0%
Aerospace & Defense — 4.5%
Boeing Co.	4,570	450,556
Goodrich Corp.	12,570	875,626
Honeywell International, Inc.	7,410	447,638
Raytheon Co.	8,930	568,038
United Technologies Corp.	8,330	637,995
		2,979,853
Airlines — 0.4%
Continental Airlines, Inc., Class B (a)	8,730	299,876
		299,876
Construction & Engineering — 0.8%
Quanta Services, Inc. (a)	15,400	508,200
		508,200
Electrical Equipment — 1.8%
First Solar, Inc. (a)	4,008	636,510
Suntech Power Holdings Co., Ltd., ADR (a)	9,800	577,122
		1,213,632
Industrial Conglomerates — 2.2%
3M Co.	6,510	562,204
General Electric Co.	15,860	652,797
McDermott International, Inc. (a)	4,350	265,611
		1,480,612
Machinery — 1.6%
Caterpillar, Inc.	6,570	490,188
Eaton Corp.	6,570	608,250
		1,098,438
Road & Rail — 0.7%
Union Pacific Corp.	3,750	480,150
		480,150
		8,060,761
INFORMATION TECHNOLOGY — 30.2%
Communications Equipment — 7.0%
Cisco Systems, Inc. (a)	67,910	2,245,105
Corning, Inc.	28,820	699,462

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Nokia Oyj, ADR	20,990	833,723
QUALCOMM, Inc.	16,080	687,098
Riverbed Technology, Inc. (a)	6,260	211,525
		4,676,913
Computers & Peripherals — 7.3%
Apple, Inc. (a)	7,550	1,434,122
Dell, Inc. (a)	18,910	578,646
EMC Corp. (a)	42,110	1,069,173
Hewlett-Packard Co.	20,940	1,082,179
International Business Machines Corp.	6,380	740,846
		4,904,966
Internet Software & Services — 5.7%
Akamai Technologies, Inc. (a)	13,060	511,822
DealerTrack Holdings, Inc. (a)	5,069	248,837
eBay, Inc. (a)	22,220	802,142
Google, Inc., Class A (a)	3,178	2,246,846
		3,809,647
Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	55,260	1,486,494
Intersil Corp., Class A	13,350	405,039
NVIDIA Corp. (a)	8,835	312,582
		2,204,115
Software — 6.9%
Adobe Systems, Inc. (a)	11,980	573,842
Microsoft Corp.	63,340	2,331,545
Oracle Corp. (a)	39,950	885,692
SAP AG, ADR	8,130	441,296
VMware, Inc., Class A (a)	3,340	416,932
		4,649,307
		20,244,948
MATERIALS — 2.8%
Chemicals — 2.0%
Monsanto Co.	8,488	828,683
Praxair, Inc.	5,760	492,365
		1,321,048

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	4,830	568,395
		568,395
		1,889,443
TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 0.6%
Time Warner Telecom, Inc., Class A (a)	16,628	386,435
		386,435
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A (a)	12,530	553,575
NII Holdings, Inc. (a)	6,420	372,360
		925,935
		1,312,370
Total Common Stocks (cost of $54,367,022)		65,405,788

	Par ($)
Short-Term Obligation — 3.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $2,232,094 (repurchase proceeds $2,187,271)	2,187,000	2,187,000

Total Short-Term Obligation (cost of $2,187,000)		2,187,000

Total Investments — 100.9% (cost of $56,554,022)(b)(c)		67,592,788

Other Assets & Liabilities, Net — (0.9)%		(616,859)

Net Assets — 100.0%		66,975,929

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $56,554,022.

(c)	Unrealized appreciation and depreciation at October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,468,171	$(429,405)	$11,038,766

Acronym	Name

ADR	American Depository Receipt

7

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Large Cap Value Fund

	Shares	Value ($)*
Common Stocks — 95.7%
CONSUMER DISCRETIONARY — 5.7%
Automobiles — 0.3%
General Motors Corp.	3,300	129,327
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	7,066	421,840
Household Durables — 2.0%
Newell Rubbermaid, Inc.	18,400	536,544
Sony Corp., ADR	8,900	440,194
		976,738
Multiline Retail — 1.7%
J.C. Penney Co., Inc.	6,100	343,064
Macy’s, Inc.	14,200	454,826
		797,890
Textiles, Apparel & Luxury Goods — 0.8%
V.F. Corp.	4,200	365,946
		2,691,741
CONSUMER STAPLES — 9.2%
Beverages — 1.1%
Diageo PLC, ADR	5,399	495,358
Food & Staples Retailing — 0.7%
Sysco Corp.	10,300	353,187
Food Products — 1.3%
ConAgra Foods, Inc.	25,500	605,115
Household Products — 0.5%
Colgate-Palmolive Co.	3,400	259,318
Personal Products — 0.9%
Avon Products, Inc.	10,500	430,290
Tobacco — 4.7%
Altria Group, Inc.	13,729	1,001,256
Loews Corp. - Carolina Group	14,100	1,209,498
		2,210,754
		4,354,022
ENERGY — 14.7%
Energy Equipment & Services — 1.7%
Halliburton Co.	12,154	479,111
Weatherford International Ltd. (a)	4,800	311,568
		790,679
Oil, Gas & Consumable Fuels — 13.0%
ConocoPhillips	11,107	943,651
Exxon Mobil Corp.	25,435	2,339,765
Hess Corp.	8,600	615,846

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Newfield Exploration Co. (a)	7,600	409,184
Occidental Petroleum Corp.	19,200	1,325,760
XTO Energy, Inc.	7,600	504,488
		6,138,694
		6,929,373
FINANCIALS — 27.4%
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	1,300	322,296
Morgan Stanley	5,700	383,382
State Street Corp.	4,300	343,011
		1,048,689
Commercial Banks — 8.3%
Marshall & Ilsley Corp.	10,320	440,664
PNC Financial Services Group, Inc.	7,600	548,416
U.S. Bancorp	29,746	986,377
Wachovia Corp.	18,122	828,719
Wells Fargo & Co.	32,256	1,097,027
		3,901,203
Diversified Financial Services — 4.3%
Citigroup, Inc.	26,485	1,109,722
JPMorgan Chase & Co.	20,000	940,000
		2,049,722
Insurance — 8.0%
ACE Ltd.	16,200	981,882
Ambac Financial Group, Inc.	18,285	673,436
American International Group, Inc.	6,851	432,435
Genworth Financial, Inc., Class A	9,500	259,350
Hartford Financial Services Group, Inc.	5,355	519,596
Loews Corp.	8,900	436,901
Prudential Financial, Inc.	4,900	473,928
		3,777,528
Real Estate Investment Trusts (REITs) — 2.3%
General Growth Properties, Inc.	6,400	347,904
Plum Creek Timber Co., Inc.	10,900	486,903
Rayonier, Inc.	4,900	236,621
		1,071,428

2

	Shares	Value ($)
Common Stocks — (continued)
Thrifts & Mortgage Finance — 2.3%
Fannie Mae	14,900	849,896
Washington Mutual, Inc.	7,700	214,676
		1,064,572
		12,913,142
HEALTH CARE — 7.0%
Health Care Providers & Services — 2.2%
CIGNA Corp.	7,031	369,057
McKesson Corp.	6,000	396,600
Medco Health Solutions, Inc. (a)	2,700	254,826
		1,020,483
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc. (a)	6,600	388,146
Pharmaceuticals — 4.0%
Johnson & Johnson	11,600	755,972
Merck & Co., Inc.	14,300	833,118
Schering-Plough Corp.	9,600	292,992
		1,882,082
		3,290,711
INDUSTRIALS — 10.4%
Aerospace & Defense — 4.5%
Goodrich Corp.	7,500	522,450
L-3 Communications Holdings, Inc.	6,000	657,840
United Technologies Corp.	12,196	934,092
		2,114,382
Electrical Equipment — 0.8%
ABB Ltd., ADR	11,797	356,505
Industrial Conglomerates — 4.5%
General Electric Co.	51,692	2,127,643
Machinery — 0.6%
Eaton Corp.	3,200	296,256
		4,894,786
INFORMATION TECHNOLOGY — 7.1%
Computers & Peripherals — 2.9%
EMC Corp. (a)	17,100	434,169
Hewlett-Packard Co.	18,600	961,248
		1,395,417
Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (a)	11,600	427,460

3

	Shares	Value ($)
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.9%
Fairchild Semiconductor International, Inc. (a)	12,600	229,950
Intersil Corp., Class A	10,400	315,536
Microchip Technology, Inc.	4,100	135,997
NVIDIA Corp. (a)	10,350	366,183
Texas Instruments, Inc.	9,900	322,740
		1,370,406
Software — 0.4%
Electronic Arts, Inc. (a)	2,800	171,136
		3,364,419
MATERIALS — 3.2%
Chemicals — 0.5%
Dow Chemical Co.	5,400	243,216
Metals & Mining — 1.6%
Alcoa, Inc.	13,400	530,506
Freeport-McMoRan Copper & Gold, Inc.	600	70,608
Nucor Corp.	2,500	155,050
		756,164
Paper & Forest Products — 1.1%
Weyerhaeuser Co.	6,700	508,597
		1,507,977
TELECOMMUNICATION SERVICES — 5.1%
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	44,857	1,874,574
Qwest Communications International, Inc. (a)	7,207	51,746
Verizon Communications, Inc.	10,670	491,567
		2,417,887
		2,417,887
UTILITIES — 5.9%
Electric Utilities — 3.3%
Entergy Corp.	2,373	284,452
Exelon Corp.	3,000	248,340
FPL Group, Inc.	10,000	684,200
PPL Corp.	4,600	237,820
Reliant Energy, Inc. (a)	3,900	107,328
		1,562,140

4

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 5.9%
Electric Utilities — 3.3%
Entergy Corp.	2,373	284,452
Exelon Corp.	3,000	248,340
FPL Group, Inc.	10,000	684,200
PPL Corp.	4,600	237,820
Reliant Energy, Inc. (a)	3,900	107,328
		1,562,140
Independent Power Producers & Energy Traders — 0.8%
Mirant Corp. (a)	8,800	372,768
Multi-Utilities — 1.8%
PG&E Corp.	7,533	368,589
Public Service Enterprise Group, Inc.	4,793	458,211
		826,800
		2,761,708
Total Common Stocks (cost of $38,960,434)		45,125,766
Convertible Bonds — 1.0%
CONSUMER DISCRETIONARY — 1.0%
Media — 1.0%
Liberty Media Corp.
0.750% 03/30/23	427,000	466,498
		466,498
Total Convertible Bonds (cost of $467,548)		466,498
Convertible Preferred Stocks — 0.5%
Schering-Plough Corp.	900	239,625
Total Convertible Preferred Stocks (cost of $238,671)		239,625

	Par ($)
Short-Term Obligation — 2.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value of $1,118,613 (repurchase proceeds $1,096,136)	1,096,000	1,096,000

Total Short-Term Obligation (cost of $1,096,000)		1,096,000

5

Total Investments — 99.5% (cost of $40,762,653)(b)(c)	46,927,889

Other Assets & Liabilities, Net — 0.5%	217,509

Net Assets — 100.0%	47,145,398

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $40,762,653.

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,666,420	$(1,501,184)	$6,165,236

For the period ended October 31, 2007, transactions in written option contracts  were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	97	26,238
Options terminated in closing purchase transactions	—	—
Options exercised	(23)	(5,159)
Options expired	(32)	(4,205)
Options bought back	(42)	(16,874)
Options outstanding at October 31, 2007	—	$—

6

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 12.6%
Diversified Consumer Services — 1.5%
Apollo Group, Inc., Class A (a)	4,240	336,062
DeVry, Inc.	2,410	131,803
		467,865
Hotels, Restaurants & Leisure — 2.9%
Ctrip.com International Ltd., ADR	2,631	148,283
Scientific Games Corp., Class A (a)	5,850	211,477
Starbucks Corp. (a)	4,790	127,797
Starwood Hotels & Resorts Worldwide, Inc.	2,610	148,405
Yum! Brands, Inc.	7,010	282,293
		918,255
Household Durables — 0.5%
Garmin Ltd.	1,390	149,286
		149,286
Internet & Catalog Retail — 0.8%
Priceline.com, Inc. (a)	2,820	262,542
		262,542
Leisure Equipment & Products — 0.3%
Mattel, Inc.	5,220	109,046
		109,046
Media — 0.6%
Liberty Global, Inc., Class A (a)	2,810	110,293
Regal Entertainment Group, Class A	4,120	92,988
		203,281
Multiline Retail — 0.6%
Nordstrom, Inc.	5,120	201,933
		201,933
Specialty Retail — 3.0%
GameStop Corp., Class A (a)	4,700	278,334
Guess ?, Inc.	5,428	278,945
Tiffany & Co.	5,060	274,151
Urban Outfitters, Inc. (a)	5,340	134,942
		966,372
Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc. (a)	3,370	123,207
CROCS, Inc. (a)	4,770	356,557
Phillips-Van Heusen Corp.	3,500	167,300

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Under Armour, Inc., Class A (a)	2,270	141,308
		788,372
		4,066,952
CONSUMER STAPLES — 2.5%
Beverages — 0.5%
Pepsi Bottling Group, Inc.	3,450	148,626
		148,626
Food & Staples Retailing — 0.4%
Kroger Co.	4,650	136,663
		136,663
Food Products — 1.0%
Bunge Ltd.	1,530	176,241
Wm. Wrigley Jr. Co.	2,630	162,192
		338,433
Personal Products — 0.6%
Avon Products, Inc.	4,360	178,673
		178,673
		802,395
ENERGY — 12.8%
Energy Equipment & Services — 6.8%
Cameron International Corp. (a)	3,070	298,895
Diamond Offshore Drilling, Inc.	4,270	483,492
FMC Technologies, Inc. (a)	3,900	236,457
National-Oilwell Varco, Inc. (a)	5,720	418,933
Noble Corp.	3,810	201,739
Oceaneering International, Inc. (a)	2,200	169,994
Weatherford International Ltd. (a)	5,770	374,531
		2,184,041
Oil, Gas & Consumable Fuels — 6.0%
Chesapeake Energy Corp.	4,370	172,528
Continental Resources, Inc. (a)	12,759	299,964
Denbury Resources, Inc. (a)	6,740	381,484
Frontier Oil Corp.	3,930	179,955
Peabody Energy Corp.	3,860	215,195
Range Resources Corp.	3,070	137,935
Southwestern Energy Co. (a)	5,399	279,290
Uranium One, Inc. (a)	9,480	105,272

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Williams Companies, Inc.	4,570	166,759
		1,938,382
		4,122,423
FINANCIALS — 7.0%
Capital Markets — 3.5%
Affiliated Managers Group, Inc. (a)	2,230	293,356
BlackRock, Inc., Class A	810	167,630
Lazard Ltd., Class A	3,650	183,230
T. Rowe Price Group, Inc.	4,820	309,637
Waddell & Reed Financial, Inc., Class A	5,590	185,700
		1,139,553
Diversified Financial Services — 1.3%
CME Group, Inc.	380	253,175
IntercontinentalExchange, Inc. (a)	850	151,470
		404,645
Real Estate Investment Trusts (REITs) — 2.2%
CapitalSource, Inc.	6,650	121,163
Digital Realty Trust, Inc.	3,205	140,988
Plum Creek Timber Co., Inc.	3,540	158,132
ProLogis	2,240	160,697
Public Storage, Inc.	1,560	126,313
		707,293
		2,251,491
HEALTH CARE — 14.3%
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	1,860	142,290
Amylin Pharmaceuticals, Inc. (a)	4,370	196,738
Celgene Corp. (a)	2,860	188,760
Cephalon, Inc. (a)	2,280	168,127
PDL BioPharma, Inc. (a)	5,560	117,872
		813,787
Health Care Equipment & Supplies — 2.7%
Beckman Coulter, Inc.	1,657	117,349
Gen-Probe, Inc. (a)	1,880	131,638
Hologic, Inc. (a)	2,844	193,220
Intuitive Surgical, Inc. (a)	957	312,814
Mindray Medical International Ltd., ADR	2,970	118,087
		873,108

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 4.7%
Brookdale Senior Living, Inc.	3,560	131,328
CIGNA Corp.	3,430	180,041
Coventry Health Care, Inc. (a)	1,990	120,017
Express Scripts, Inc. (a)	3,310	208,861
Laboratory Corp. of America Holdings (a)	3,140	215,875
McKesson Corp.	2,290	151,369
Medco Health Solutions, Inc. (a)	2,520	237,837
Pediatrix Medical Group, Inc. (a)	1,840	120,520
Quest Diagnostics, Inc.	2,609	138,747
		1,504,595
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	8,690	240,713
		240,713
Life Sciences Tools & Services — 2.0%
Covance, Inc. (a)	2,730	225,225
Illumina, Inc. (a)	1,640	92,086
Pharmaceutical Product Development, Inc.	3,200	135,168
Thermo Fisher Scientific, Inc. (a)	3,310	194,661
		647,140
Pharmaceuticals — 1.7%
Allergan, Inc.	5,820	393,316
Shire PLC, ADR	2,000	150,300
		543,616
		4,622,959
INDUSTRIALS — 15.2%
Aerospace & Defense — 3.1%
Goodrich Corp.	3,080	214,553
L-3 Communications Holdings, Inc.	1,690	185,292
Precision Castparts Corp.	2,480	371,529
Rockwell Collins, Inc.	3,230	241,636
		1,013,010
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	3,550	177,216
		177,216
Commercial Services & Supplies — 2.7%
Corporate Executive Board Co.	1,760	125,400
Dun & Bradstreet Corp.	1,250	121,062

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
FTI Consulting, Inc. (a)	3,266	177,344
IHS, Inc., Class A (a)	474	29,886
Monster Worldwide, Inc. (a)	5,624	228,222
Stericycle, Inc. (a)	3,470	202,405
		884,319
Construction & Engineering — 0.8%
Foster Wheeler Ltd. (a)	1,680	249,060
		249,060
Electrical Equipment — 3.2%
AMETEK, Inc.	3,640	171,080
General Cable Corp. (a)	2,260	162,697
Roper Industries, Inc.	3,180	225,176
SunPower Corp., Class A (a)	1,400	177,044
Suntech Power Holdings Co., Ltd., ADR (a)	5,020	295,628
		1,031,625
Industrial Conglomerates — 1.1%
McDermott International, Inc. (a)	5,900	360,254
		360,254
Machinery — 3.4%
Cummins, Inc.	2,490	298,700
Flowserve Corp.	1,580	124,757
Joy Global, Inc.	3,545	205,823
Manitowoc Co., Inc.	3,950	194,577
Terex Corp. (a)	3,470	257,543
		1,081,400
Road & Rail — 0.4%
Landstar System, Inc.	2,760	116,168
		116,168
		4,913,052
INFORMATION TECHNOLOGY — 19.9%
Communications Equipment — 3.5%
Comverse Technology, Inc. (a)	6,050	116,281
F5 Networks, Inc. (a)	3,680	132,590
Harris Corp.	4,520	273,731
Juniper Networks, Inc. (a)	5,310	191,160
Research In Motion Ltd. (a)	3,340	415,864
		1,129,626
Computers & Peripherals — 0.4%
SanDisk Corp. (a)	2,540	112,776
		112,776

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — 0.8%
Trimble Navigation Ltd. (a)	3,340	139,278
Tyco Electronics Ltd.	3,550	126,629
		265,907
Internet Software & Services — 2.9%
DealerTrack Holdings, Inc. (a)	4,140	203,233
Equinix, Inc. (a)	5,320	620,631
VeriSign, Inc. (a)	3,710	126,474
		950,338
IT Services — 2.5%
Cognizant Technology Solutions Corp., Class A (a)	4,040	167,498
DST Systems, Inc. (a)	1,430	121,135
Global Payments, Inc.	4,530	215,447
Mastercard, Inc., Class A	980	185,759
Paychex, Inc.	2,960	123,669
		813,508
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom Corp., Class A (a)	5,560	180,978
Marvell Technology Group Ltd. (a)	9,600	173,088
MEMC Electronic Materials, Inc. (a)	5,153	377,302
NVIDIA Corp. (a)	16,505	583,947
Tessera Technologies, Inc. (a)	3,310	126,409
		1,441,724
Software — 5.3%
Activision, Inc. (a)	6,310	149,232
Autodesk, Inc. (a)	3,187	155,844
Citrix Systems, Inc. (a)	4,668	200,677
Concur Technologies, Inc. (a)	4,012	144,592
Electronic Arts, Inc. (a)	3,560	217,587
FactSet Research Systems, Inc.	2,630	185,468
McAfee, Inc. (a)	6,640	274,564
Salesforce.com, Inc. (a)	1,840	103,721
VMware, Inc., Class A (a)	2,300	287,109
		1,718,794
		6,432,673
MATERIALS — 8.1%
Chemicals — 4.3%
Agrium, Inc.	3,170	201,517

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
Albemarle Corp.	3,884	185,500
Monsanto Co.	4,290	418,833
Potash Corp. of Saskatchewan, Inc.	3,670	450,749
Syngenta AG, ADR	2,850	138,139
		1,394,738
Construction Materials — 0.5%
Vulcan Materials Co.	1,840	157,338
		157,338
Metals & Mining — 3.3%
Allegheny Technologies, Inc.	2,149	219,564
Cleveland-Cliffs, Inc.	1,600	153,040
Freeport-McMoRan Copper & Gold, Inc.	3,237	380,930
Lundin Mining Corp. (a)	12,640	170,387
Thompson Creek Metals Co., Inc. (a)	5,310	140,416
		1,064,337
		2,616,413
TELECOMMUNICATION SERVICES — 3.5%
Wireless Telecommunication Services — 3.5%
American Tower Corp., Class A (a)	10,276	453,994
Millicom International Cellular SA (a)	1,760	206,765
NII Holdings, Inc. (a)	4,410	255,780
Rogers Communications, Inc., Class B	4,100	208,936
		1,125,475
		1,125,475
UTILITIES — 2.6%
Electric Utilities — 1.2%
American Electric Power Co., Inc.	2,700	130,167
PPL Corp.	5,340	276,078
		406,245
Gas Utilities — 0.6%
Questar Corp.	3,250	185,510
		185,510
Independent Power Producers & Energy Traders — 0.8%
Constellation Energy Group, Inc.	1,340	126,898
Mirant Corp. (a)	2,930	124,115
		251,013
		842,768
Total Common Stocks (cost of $24,008,908)		31,796,601

7

	Par ($)	Value ($)
Short-Term Obligation — 1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $513,125 (repurchase proceeds $501,062)	501,000	501,000

Total Short-Term Obligation (cost of $501,000)		501,000

Total Investments — 100.1% (cost of $24,509,908)(b)(c)		32,297,601

Other Assets & Liabilities, Net — (0.1)%		(27,171)

Net Assets — 100.0%		32,270,430

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which Columbia believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $24,509,908.

8

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,048,332	$(260,639)	$7,787,693

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks — 94.8%
CONSUMER DISCRETIONARY — 6.6%
Auto Components — 1.9%
BorgWarner, Inc.	1,850	195,563
Johnson Controls, Inc.	4,650	203,298
		398,861
Automobiles — 0.5%
Ford Motor Co. (a)	11,800	104,666
		104,666
Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	1,300	55,744
Starwood Hotels & Resorts Worldwide, Inc.	1,725	98,084
		153,828
Leisure Equipment & Products — 0.4%
Hasbro, Inc.	3,000	89,550
		89,550
Media — 0.6%
Regal Entertainment Group, Class A	5,100	115,107
		115,107
Multiline Retail — 1.8%
Macy’s, Inc.	5,116	163,865
Saks, Inc.	9,600	203,136
		367,001
Textiles, Apparel & Luxury Goods — 0.6%
Polo Ralph Lauren Corp.	1,700	116,960
		116,960
		1,345,973
CONSUMER STAPLES — 8.3%
Beverages — 2.0%
Fomento Economico Mexicano SAB de CV, ADR	3,775	134,428
Pepsi Bottling Group, Inc.	6,500	280,020
		414,448
Food & Staples Retailing — 1.0%
Kroger Co.	6,750	198,383
		198,383
Food Products — 2.7%
ConAgra Foods, Inc.	7,400	175,602
Dean Foods Co.	5,700	158,289
Hershey Co.	5,300	228,483
		562,374

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.0%
Clorox Co.	3,250	203,352
		203,352
Personal Products — 1.6%
Avon Products, Inc.	3,900	159,822
Estee Lauder Companies, Inc., Class A	3,600	158,040
		317,862
		1,696,419
ENERGY — 7.2%
Energy Equipment & Services — 2.0%
National-Oilwell Varco, Inc. (a)	3,050	223,382
Rowan Companies, Inc.	2,725	106,220
Tidewater, Inc.	1,600	87,472
		417,074
Oil, Gas & Consumable Fuels — 5.2%
Cabot Oil & Gas Corp.	968	38,420
Forest Oil Corp. (a)	2,300	111,757
Hess Corp.	4,275	306,133
Newfield Exploration Co. (a)	3,100	166,904
Peabody Energy Corp.	2,500	139,375
Tesoro Corp.	2,000	121,060
Williams Companies, Inc.	5,100	186,099
		1,069,748
		1,486,822
FINANCIALS — 23.4%
Commercial Banks — 8.9%
Bank of Hawaii Corp.	4,700	249,852
City National Corp.	3,100	209,560
Comerica, Inc.	5,075	236,901
Cullen/Frost Bankers, Inc.	3,925	208,731
KeyCorp	6,700	190,615
Marshall & Ilsley Corp.	4,125	176,138
SVB Financial Group (a)	3,450	178,676
TCF Financial Corp.	8,100	184,437
Zions Bancorporation	3,175	187,674
		1,822,584
Diversified Financial Services — 0.5%
CIT Group, Inc.	3,175	111,887
		111,887

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 6.2%
ACE Ltd.	2,400	145,464
Ambac Financial Group, Inc.	5,000	184,150
Assurant, Inc.	3,900	227,916
Axis Capital Holdings Ltd.	3,916	155,622
Genworth Financial, Inc., Class A	6,600	180,180
Loews Corp.	3,875	190,223
Platinum Underwriters Holdings Ltd.	5,100	183,600
		1,267,155
Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc.	1,700	175,338
Boston Properties, Inc.	1,050	113,757
Equity Residential Property Trust	2,900	121,162
General Growth Properties, Inc.	4,375	237,825
iStar Financial, Inc.	5,520	168,415
Plum Creek Timber Co., Inc.	6,600	294,822
ProLogis	2,500	179,350
Rayonier, Inc.	4,500	217,305
		1,507,974
Thrifts & Mortgage Finance — 0.4%
PMI Group, Inc.	5,725	91,772
		91,772
		4,801,372
HEALTH CARE — 5.7%
Health Care Equipment & Supplies — 1.9%
Beckman Coulter, Inc.	2,900	205,378
Hospira, Inc. (a)	4,275	176,686
		382,064
Health Care Providers & Services — 2.1%
CIGNA Corp.	3,750	196,837
Community Health Systems, Inc. (a)	4,475	147,362
Universal Health Services, Inc., Class B	1,900	92,625
		436,824
Life Sciences Tools & Services — 1.7%
Millipore Corp. (a)	1,250	97,063

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — (continued)
Varian, Inc. (a)	3,400	251,226
		348,289
		1,167,177
INDUSTRIALS — 14.9%
Aerospace & Defense — 2.3%
L-3 Communications Holdings, Inc.	2,700	296,028
Spirit Aerosystems Holdings, Inc., Class A (a)	5,107	177,315
		473,343
Building Products — 0.6%
Masco Corp.	5,300	127,624
		127,624
Commercial Services & Supplies — 0.7%
Equifax, Inc.	3,800	146,300
		146,300
Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc. (a)	2,250	196,087
		196,087
Electrical Equipment — 0.8%
Cooper Industries Ltd., Class A	3,100	162,409
		162,409
Industrial Conglomerates — 3.0%
McDermott International, Inc. (a)	4,900	299,194
Teleflex, Inc.	700	51,247
Textron, Inc.	3,900	269,919
		620,360
Machinery — 4.9%
Barnes Group, Inc.	7,118	261,444
Harsco Corp.	2,350	142,457
Kennametal, Inc.	3,075	280,471
Parker Hannifin Corp.	4,050	325,498
		1,009,870
Marine — 0.7%
Alexander & Baldwin, Inc.	2,825	147,974
		147,974

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.9%
Canadian Pacific Railway Ltd.	2,600	182,988
		182,988
		3,066,955
INFORMATION TECHNOLOGY — 8.8%
Computers & Peripherals — 1.3%
Diebold, Inc.	2,300	96,232
NCR Corp. (a)	4,100	113,119
Teradata Corp. (a)	2,100	59,913
		269,264
Electronic Equipment & Instruments — 2.5%
Agilent Technologies, Inc. (a)	4,200	154,770
Arrow Electronics, Inc. (a)	5,025	200,900
Mettler-Toledo International, Inc. (a)	1,500	159,525
		515,195
Semiconductors & Semiconductor Equipment — 2.9%
Fairchild Semiconductor International, Inc. (a)	5,175	94,444
Intersil Corp., Class A	3,400	103,156
KLA-Tencor Corp.	1,750	92,137
NVIDIA Corp. (a)	4,950	175,131
Spansion, Inc., Class A (a)	10,700	75,435
Verigy Ltd. (a)	1,883	43,290
		583,593
Software — 2.1%
Activision, Inc. (a)	8,033	189,980
Cadence Design Systems, Inc. (a)	4,575	89,670
Electronic Arts, Inc. (a)	1,625	99,320
Synopsys, Inc. (a)	1,850	52,281
		431,251
		1,799,303
MATERIALS — 5.9%
Chemicals — 2.8%
Air Products & Chemicals, Inc.	3,350	327,798
PPG Industries, Inc.	3,200	239,168
		566,966
Containers & Packaging — 1.7%
Crown Holdings, Inc. (a)	5,300	131,440
Packaging Corp. of America	7,000	222,880
		354,320

5

	Shares	Value ($)*
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.4%
Allegheny Technologies, Inc.	700	71,519
		71,519
Paper & Forest Products — 1.0%
Weyerhaeuser Co.	2,800	212,548
		212,548
		1,205,353
TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
Qwest Communications International, Inc. (a)	3,562	25,575
		25,575
		25,575
UTILITIES — 13.9%
Electric Utilities — 7.3%
American Electric Power Co., Inc.	6,400	308,544
Edison International	4,775	277,666
Entergy Corp.	1,900	227,753
FPL Group, Inc.	2,875	196,708
PPL Corp.	6,325	327,002
Reliant Energy, Inc. (a)	5,400	148,608
		1,486,281
Gas Utilities — 1.0%
AGL Resources, Inc.	5,075	200,615
		200,615
Independent Power Producers & Energy Traders — 1.0%
Mirant Corp. (a)	4,900	207,564
		207,564
Multi-Utilities — 4.6%
PG&E Corp.	6,225	304,590
Public Service Enterprise Group, Inc.	2,000	191,200
Sempra Energy	4,175	256,804
Wisconsin Energy Corp.	4,100	196,308
		948,902
		2,843,362

Total Common Stocks (cost of $15,498,664)		19,438,311

6

	Par ($)	Value ($)
Convertible Bond — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
Ford Motor Co.
4.250% 12/15/36	38,000	45,505
		45,505
		45,505
Total Convertible Bond (cost of $39,988)		45,505
Short-Term Obligation — 3.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $769,688 (repurchase proceeds $753,093)	753,000	753,000

Total Short-Term Obligation (cost of $753,000)		753,000

7

Total Investments — 98.7% (cost of $16,291,652)(b)(c)	20,236,816

Other Assets & Liabilities, Net — 1.3%	261,535

Net Assets — 100.0%	20,498,351

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which Columbia believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $16,291,652.

8

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,809,798	$(864,634)	$3,945,164

For the period ended October 31, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	8	1,486
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(8)	(1,486)
Options outstanding at October 31, 2007	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 32.0%
COMMUNICATIONS — 3.0%
Media — 0.7%
Comcast Corp.
	5.850% 01/15/10	600,000	610,063
Jones Intercable, Inc.
	7.625% 04/15/08(a)	110,000	111,097
Time Warner Entertainment Co. LP
	7.250% 09/01/08	425,000	430,767
			1,151,927
Telecommunication Services — 2.3%
AT&T, Inc.
	4.125% 09/15/09	700,000	689,512
Deutsche Telekom International Finance BV
	3.875% 07/22/08	600,000	594,070
Sprint Capital Corp.
	6.375% 05/01/09	470,000	476,434
Telecom Italia Capital SA
	4.000% 01/15/10	600,000	586,315
Verizon Global Funding Corp.
	4.000% 01/15/08	575,000	573,797
Vodafone Group PLC
	7.750% 02/15/10	800,000	846,030
			3,766,158
			4,918,085
CONSUMER CYCLICAL — 1.3%
Auto Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	200,000	199,718
			199,718
Retail — 1.2%
Target Corp.
	3.375% 03/01/08(a)	500,000	497,106
Wal-Mart Stores, Inc.
	6.875% 08/10/09	1,350,000	1,398,372
			1,895,478
			2,095,196
CONSUMER NON-CYCLICAL — 2.3%
Beverages — 0.9%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	725,000	731,126

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — (continued)
Diageo Capital PLC
	3.375% 03/20/08	700,000	695,277
			1,426,403
Food — 1.0%
ConAgra Foods, Inc.
	7.875% 09/15/10	525,000	564,364
Fred Meyer, Inc.
	7.450% 03/01/08	425,000	427,938
Kraft Foods, Inc.
	5.625% 08/11/10	625,000	635,789
			1,628,091
Healthcare Services — 0.4%
UnitedHealth Group, Inc.
	4.125% 08/15/09	650,000	640,947
			640,947
			3,695,441
ENERGY — 0.2%
Pipelines — 0.2%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	350,000	360,720
			360,720
			360,720
FINANCIALS — 20.5%
Banks — 6.9%
Barclays Bank PLC
	7.400% 12/15/09	1,300,000	1,376,914
Fifth Third Bank
	4.200% 02/23/10	1,600,000	1,571,539
Marshall & Ilsley Corp.
	4.375% 08/01/09	1,090,000	1,078,714
Mellon Funding Corp.
	3.250% 04/01/09	1,175,000	1,147,753
PNC Funding Corp.
	4.500% 03/10/10(a)	1,300,000	1,287,069
Regions Financial Corp.
	4.500% 08/08/08	790,000	784,830
SunTrust Banks, Inc.
	4.250% 10/15/09	1,425,000	1,402,052
U.S. Bancorp

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	3.125% 03/15/08(a)	1,250,000	1,240,239
Wells Fargo & Co.
	3.120% 08/15/08	810,000	796,109
	4.000% 08/15/08(a)	600,000	594,609
			11,279,828
Diversified Financial Services — 9.9%
American Express Centurion Bank
	4.375% 07/30/09	1,350,000	1,338,579
Bear Stearns Co., Inc.
	4.550% 06/23/10	1,000,000	972,988
Capital One Bank
	5.750% 09/15/10	925,000	933,833
CIT Group, Inc.
	5.500% 11/30/07	700,000	699,778
Citigroup, Inc.
	4.250% 07/29/09	1,300,000	1,284,563
Countrywide Home Loans, Inc.
	4.125% 09/15/09	600,000	524,404
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,300,000	1,299,545
General Electric Capital Corp.
	4.250% 01/15/08	1,350,000	1,347,934
Goldman Sachs Group, Inc.
	4.500% 06/15/10	1,200,000	1,183,858
HSBC Finance Corp.
	6.400% 06/17/08	1,375,000	1,384,131
JPMorgan Chase & Co.
	3.800% 10/02/09(a)	1,600,000	1,564,379
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09	1,100,000	1,074,588
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,000,000	987,678
Morgan Stanley
	3.875% 01/15/09	1,200,000	1,184,482
SLM Corp.
	4.000% 01/15/09	400,000	386,773
			16,167,513
Insurance — 2.0%
Allstate Corp.
	7.200% 12/01/09	1,050,000	1,096,782

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
American International Group, Inc.
	2.875% 05/15/08	1,600,000	1,579,433
Genworth Financial, Inc.
	4.750% 06/15/09	600,000	597,379
			3,273,594
Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group LP
	4.875% 03/18/10	600,000	594,223
			594,223
Savings & Loans — 1.3%
Washington Mutual, Inc.
	4.000% 01/15/09	625,000	612,315
Western Financial Bank
	9.625% 05/15/12	1,325,000	1,418,895
			2,031,210
			33,346,368
INDUSTRIALS — 2.6%
Aerospace & Defense — 1.4%
Boeing Capital Corp., Ltd.
	7.375% 09/27/10	1,200,000	1,284,479
United Technologies Corp.
	6.500% 06/01/09	970,000	995,261
			2,279,740
Machinery — 0.9%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	725,000	714,808
John Deere Capital Corp.
	4.875% 03/16/09	700,000	697,836
			1,412,644
Miscellaneous Manufacturing — 0.1%
3M Co.
	5.125% 11/06/09(a)	225,000	227,750
			227,750
Transportation — 0.2%
Union Pacific Corp.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
	3.875% 02/15/09	415,000	408,529
			408,529
			4,328,663
TECHNOLOGY — 0.4%
Computers — 0.4%
International Business Machines Corp.
	3.800% 02/01/08	725,000	722,983
			722,983
			722,983
UTILITIES — 1.7%
Electric — 1.4%
American Electric Power Co., Inc.
	5.375% 03/15/10	800,000	804,623
Commonwealth Edison Co.
	3.700% 02/01/08(a)	350,000	348,533
Dominion Resources, Inc.
	5.687% 05/15/08(b)	400,000	400,434
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	675,000	684,520
			2,238,110
Gas — 0.3%
Sempra Energy
	4.750% 05/15/09	484,000	481,357
			481,357
			2,719,467
	Total Corporate Fixed-Income Bonds & Notes (cost of $52,125,130)		52,186,923
Collateralized Mortgage Obligations — 22.5%
AGENCY — 7.1%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	479,913	473,439
	4.500% 02/15/15	896,025	889,675
	5.000% 05/15/26	193,412	193,166
	5.500% 02/15/25	1,890,286	1,902,640
	5.500% 12/15/26	740,141	744,392
	6.000% 06/15/25	1,126,188	1,138,742
	6.000% 05/15/27	1,267,016	1,282,767
Federal National Mortgage Association
	5.500% 07/25/25	1,668,043	1,675,865

5

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	6.000% 06/25/27	1,264,843	1,278,089
Government National Mortgage Association
	5.000% 06/20/28	1,940,000	1,931,050
			11,509,825
NON - AGENCY — 15.4%
Bear Stearns Adjustable Rate Mortgage Trust
	3.537% 06/25/34(b)	1,000,000	989,320
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34(b)	704,991	697,132
Chase Mortgage Finance Corp.
	5.686% 03/25/37(b)	1,165,022	1,168,527
Countrywide Alternative Loan Trust
	5.250% 08/25/35	777,415	775,634
	5.500% 02/25/36	2,137,632	2,111,864
Countrywide Home Loan Mortgage Pass Through Trust
	5.359% 05/25/37(b)	869,155	874,702
	5.494% 01/25/36(b)	1,202,364	1,200,438
	6.000% 12/25/36	544,869	547,503
JPMorgan Mortgage Trust
	5.754% 04/25/36(b)	1,486,109	1,490,663
	6.045% 10/25/36(b)	3,119,041	3,132,000
MASTR Asset Securitization Trust
	5.750% 05/25/36	1,402,518	1,404,381
PNC Mortgage Securities Corp.
	0.110% 04/28/27(b)	5,491	5,471
Residential Accredit Loans, Inc.
	5.750% 01/25/36	275,005	275,511
SACO I, Inc.
	7.000% 08/25/36(c)	90,173	89,948
Structured Adjustable Rate Mortgage Loan Trust
	5.810% 07/25/36(b)	2,715,459	2,730,186
Structured Asset Securities Corp.
	5.750% 04/25/33	595,871	594,210
Washington Mutual Mortgage Pass-Through Certificates
	5.647% 11/25/36(b)	2,354,107	2,344,713
	5.889% 07/25/37(b)	2,854,542	2,857,290

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Wells Fargo Mortgage Backed Securities Trust
	5.240% 04/25/36(b)	547,563	544,599
	6.000% 07/25/37	1,353,742	1,358,902
			25,192,994
	Total Collateralized Mortgage Obligations (cost of $36,639,719)		36,702,819
Asset-Backed Securities — 17.2%
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	115,950	115,593
Americredit Prime Automobile Receivable
	5.270% 11/08/11	1,000,000	1,006,457
Capital Auto Receivables Asset Trust
	3.580% 01/15/09	976,955	974,443
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	429,406	427,797
	7.410% 05/25/28	49,810	49,615
CPS Auto Trust
	5.040% 09/15/11(c)	400,000	400,940
Daimler Chrysler Auto Trust
	4.980% 02/08/11	1,200,000	1,201,906
Ford Credit Auto Owner Trust
	5.050% 03/15/10	2,367,155	2,366,926
Franklin Auto Trust
	5.040% 01/20/11	1,000,000	1,000,642
Harley-Davidson Motorcycle Trust
	2.760% 05/15/11	453,960	452,283
Hyundai Auto Receivables Trust
	5.110% 04/15/11	770,000	772,443
IMC Home Equity Loan Trust
	7.500% 04/25/26	192,913	191,973
	7.520% 08/20/28	467,932	466,529
Long Beach Auto Receivables Trust
	4.050% 04/15/11	1,487,895	1,478,784
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	615,790	612,877
Nissan Auto Lease Trust
	5.200% 05/17/10	1,000,000	1,006,459
Nissan Auto Receivables Owner Trust
	5.220% 11/15/11	3,150,000	3,175,219
Pinnacle Capital Asset Trust

7

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.770% 05/25/10(c)	870,000	870,292
SLM Student Loan Trust
	5.754% 03/15/17(b)	1,174,977	1,170,277
	5.774% 12/15/20(b)	1,532,000	1,532,000
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	2,300,000	2,282,615
UCFC Home Equity Loan
	6.315% 04/15/30	294,833	294,124
USAA Auto Owner Trust
	4.130% 11/15/11	2,500,000	2,483,555
	4.170% 02/15/11	1,430,000	1,419,274
	5.070% 06/15/13	750,000	753,864
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(c)	1,000,000	1,004,261
WFS Financial Owner Trust
	2.810% 08/22/11	421,820	420,356
	Total Asset-Backed Securities (cost of $27,773,886)		27,931,504
Mortgage-Backed Securities — 11.6%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	1,274,295	1,245,730
	4.500% 11/01/07	184,712	184,169
	4.500% 03/01/21	1,544,157	1,493,399
	5.000% 06/01/22	982,565	967,998
	5.500% 01/01/21	387,233	387,914
	5.500% 07/01/21	104,605	104,771
	5.500% 08/01/21	1,219,631	1,221,560
	5.500% 09/01/21	892,233	893,644
	5.500% 01/01/22	911,556	912,855
	5.500% 03/01/22	959,940	961,307
	6.000% 07/01/08	2,487	2,495
	6.000% 11/01/14	5,798	5,903
	6.000% 12/01/18	1,951,428	1,984,937
	6.000% 08/01/21	700,099	711,912
	6.000% 09/01/21	785,985	799,248
	6.000% 02/01/22	492,575	500,905
	6.000% 06/01/22	984,481	1,001,130
	6.000% 08/01/22	689,118	700,772
TBA,
	6.000% 11/19/22(d)	1,083,000	1,100,937
Federal National Mortgage Association

8

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 11/01/21	379,534	380,256
	6.000% 03/01/09	16,202	16,407
	6.000% 05/01/09	155,711	157,680
	6.000% 11/01/21	1,372,804	1,397,030
TBA,
	5.000% 11/19/22(d)	1,520,000	1,496,250
Small Business Administration
	5.375% 10/25/21(b)	14,813	14,924
	5.375% 03/25/22(b)	73,247	73,813
	5.375% 06/25/22(b)	190,106	191,600
	Total Mortgage-Backed Securities (cost of $18,846,891)		18,909,546
Government & Agency Obligations — 9.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Morocco Government AID Bond
	4.844% 05/01/23(b)	320,000	317,658
Province of Quebec
	5.000% 07/17/09(a)	875,000	882,981
United Mexican States
	4.625% 10/08/08(a)	325,000	325,000
			1,525,639
U.S. GOVERNMENT AGENCIES — 5.6%
Federal Home Loan Bank
	5.125% 08/08/08(a)(e)	85,000	85,357
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09(a)	4,000,000	4,162,584
Federal National Mortgage Association
	3.375% 12/15/08(a)	2,200,000	2,174,845
	3.875% 02/01/08(a)	1,350,000	1,347,231
	5.000% 04/20/09	1,400,000	1,411,897
			9,181,914
U.S. GOVERNMENT OBLIGATIONS — 3.2%
U.S. Treasury Notes
	3.125% 10/15/08(a)	2,700,000	2,676,585
	3.500% 02/15/10(a)	1,000,000	990,625
	4.375% 12/31/07(a)	1,470,000	1,470,575
			5,137,785
	Total Government & Agency Obligations (cost of $15,782,640)		15,845,338
Commercial Mortgage-Backed Securities — 5.6%
Bear Stearns Commercial Mortgage Securities, Inc.

9

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	3.869% 02/11/41	1,025,000	1,009,843
Chase Commercial Mortgage Securities Corp.
	7.093% 10/15/32	551,699	551,014
CS First Boston Mortgage Securities Corp.
	5.017% 08/15/38	350,000	348,162
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	1,711,540	1,705,239
	5.538% 02/12/49	1,925,501	1,938,179
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	415,745	419,429
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.549% 06/12/50	1,952,464	1,966,224
Nationslink Funding Corp.
	6.888% 11/10/30	50,976	50,908
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	1,081,125	1,088,601
	Total Commercial Mortgage-Backed Securities (cost of $9,109,674)		9,077,599

		Shares
Securities Lending Collateral — 10.0%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.020%) (f)	16,348,230	16,348,230
	Total Securities Lending Collateral (cost of $16,348,230)		16,348,230

		Par ($)
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.710%, collateralized by a U.S. Government Agency Obligation maturing 05/18/16, market value $5,679,063 (repurchase proceeds $5,563,728)	5,563,000	5,563,000

	Total Short-Term Obligation (cost of $5,563,000)		5,563,000

10

Total Investments — 112.0% (cost of $182,189,170)(g)(h)	182,564,959

Other Assets & Liabilities, Net — (12.0)%	(19,555,399)

Net Assets — 100.0%	163,009,560

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at October 31, 2007. The total market value of securities on loan at October 31, 2007 is $16,009,858.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities, which are not illiquid, amounted to $2,365,441, which represents 1.5% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	A portion of this security with a market value of $35,147 is pledged as collateral for open futures contracts.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $182,378,713.

(h)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$626,510	$(440,264)	$186,246

At October 31, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	40	$8,284,375	$8,269,817	Dec-2007	$14,558

Acronym	Name

TBA	To Be Announced

11

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Small Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 97.2%
CONSUMER DISCRETIONARY — 16.5%
Auto Components — 0.5%
Spartan Motors, Inc.	19,737	277,108
Auto Components Total		277,108
Distributors — 0.6%
LKQ Corp. (a)	7,390	284,958
Distributors Total		284,958
Diversified Consumer Services — 3.5%
Capella Education Co. (a)	4,430	274,660
DeVry, Inc.	4,870	266,340
New Oriental Education & Technology Group, ADR (a)	3,390	303,473
Noah Education Holdings Ltd., ADR (a)	13,084	235,119
Sotheby’s	4,800	260,016
Strayer Education, Inc.	2,660	495,984
Diversified Consumer Services Total		1,835,592
Hotels, Restaurants & Leisure — 3.3%
Bally Technologies, Inc. (a)	5,920	238,754
Chipotle Mexican Grill, Inc., Class A (a)	1,690	234,910
Ctrip.com International Ltd., ADR	5,050	284,618
Home Inns & Hotels Management, Inc., ADR (a)	5,020	221,031
Life Time Fitness, Inc. (a)	3,960	240,134
Scientific Games Corp., Class A (a)	6,350	229,552
WMS Industries, Inc. (a)	7,440	257,945
Hotels, Restaurants & Leisure Total		1,706,944
Internet & Catalog Retail — 1.6%
Priceline.com, Inc. (a)	4,730	440,363
Shutterfly, Inc. (a)	12,400	413,788
Internet & Catalog Retail Total		854,151
Leisure Equipment & Products — 0.4%
Smith & Wesson Holding Corp. (a)	17,040	206,014
Leisure Equipment & Products Total		206,014
Media — 1.7%
Dolan Media Co. (a)	12,267	331,209
Knology, Inc. (a)	31,620	530,900
Media Total		862,109

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 1.7%
GameStop Corp., Class A (a)	8,006	474,115
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,462	221,000
Zumiez, Inc. (a)	4,410	184,603
Specialty Retail Total		879,718
Textiles, Apparel & Luxury Goods — 3.2%
CROCS, Inc. (a)	9,210	688,447
FGX International Holdings Ltd. (a)	12,239	209,287
Under Armour, Inc., Class A (a)	3,660	227,835
Warnaco Group, Inc. (a)	13,350	543,212
Textiles, Apparel & Luxury Goods Total		1,668,781
CONSUMER DISCRETIONARY TOTAL		8,575,375
CONSUMER STAPLES — 0.4%
Beverages — 0.4%
Central European Distribution Corp. (a)	4,270	227,079
Beverages Total		227,079
CONSUMER STAPLES TOTAL		227,079
ENERGY — 7.7%
Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc. (a)	6,320	532,397
Core Laboratories NV (a)	3,080	449,495
Dril-Quip, Inc. (a)	6,090	324,779
Hercules Offshore, Inc. (a)	6,120	165,485
Oil States International, Inc. (a)	4,390	189,604
Energy Equipment & Services Total		1,661,760
Oil, Gas & Consumable Fuels — 4.5%
Arena Resources, Inc. (a)	8,360	305,223
Berry Petroleum Co., Class A	10,490	511,073
Concho Resources, Inc. (a)	18,190	354,523
Foundation Coal Holdings, Inc.	5,840	249,485
Parallel Petroleum Corp. (a)	12,276	251,290
PetroHawk Energy Corp. (a)	20,920	387,020
Petroleum Development Corp. (a)	5,580	253,444
Oil, Gas & Consumable Fuels Total		2,312,058
ENERGY TOTAL		3,973,818
FINANCIALS — 6.2%
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (a)	3,620	476,211
GFI Group, Inc. (a)	2,450	211,484

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
Pzena Investment Management, Inc., Class A (a)	2,199	42,617
Waddell & Reed Financial, Inc., Class A	13,930	462,754
Capital Markets Total		1,193,066
Commercial Banks — 0.4%
Signature Bank (a)	5,220	178,263
Commercial Banks Total		178,263
Consumer Finance — 0.4%
First Cash Financial Services, Inc. (a)	10,610	208,593
Consumer Finance Total		208,593
Diversified Financial Services — 0.4%
Portfolio Recovery Associates, Inc.	4,920	221,941
Diversified Financial Services Total		221,941
Insurance — 0.5%
ProAssurance Corp. (a)	5,030	277,354
Insurance Total		277,354
Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.	2,670	275,384
CapitalSource, Inc.	11,510	209,712
Digital Realty Trust, Inc.	4,900	215,551
FelCor Lodging Trust, Inc.	10,790	225,943
Redwood Trust, Inc.	8,280	218,178
Real Estate Investment Trusts (REITs) Total		1,144,768
FINANCIALS TOTAL		3,223,985
HEALTH CARE — 22.2%
Biotechnology — 7.0%
Alexion Pharmaceuticals, Inc. (a)	5,090	389,385
Alkermes, Inc. (a)	17,430	282,366
Allos Therapeutics, Inc. (a)	49,560	288,439
Applera Corp. - Celera Group (a)	12,960	211,377
Ariad Pharmaceuticals, Inc. (a)	28,390	144,789
Array Biopharma, Inc. (a)	31,890	357,168
BioMarin Pharmaceuticals, Inc. (a)	15,110	419,000
Onyx Pharmaceuticals, Inc. (a)	11,180	522,218
OSI Pharmaceuticals, Inc. (a)	9,010	374,546
PDL BioPharma, Inc. (a)	8,860	187,832
Savient Pharmaceuticals, Inc. (a)	14,220	200,218
United Therapeutics Corp. (a)	3,380	231,327
Biotechnology Total		3,608,665

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 6.5%
Abiomed, Inc. (a)	11,440	156,385
Align Technology, Inc. (a)	22,720	470,304
Gen-Probe, Inc. (a)	2,850	199,557
Hologic, Inc. (a)	7,693	522,585
Kyphon, Inc. (a)	5,752	407,702
Masimo Corp. (a)	8,068	276,087
Micrus Endovascular Corp. (a)	10,900	214,185
Mindray Medical International Ltd., ADR	4,630	184,089
Northstar Neuroscience, Inc. (a)	11,400	151,050
NuVasive, Inc. (a)	11,860	507,489
Spectranetics Corp. (a)	15,730	251,680
Trans1, Inc. (a)	1,565	39,125
Health Care Equipment & Supplies Total		3,380,238
Health Care Providers & Services — 2.6%
HealthExtras, Inc. (a)	11,195	326,222
Healthways, Inc. (a)	4,510	273,757
Pediatrix Medical Group, Inc. (a)	2,870	187,985
Psychiatric Solutions, Inc. (a)	8,200	324,720
VCA Antech, Inc. (a)	4,837	222,744
Health Care Providers & Services Total		1,335,428
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	16,204	448,851
Health Care Technology Total		448,851
Life Sciences Tools & Services — 2.8%
ICON PLC, ADR (a)	16,400	951,200
Illumina, Inc. (a)	9,200	516,580
Life Sciences Tools & Services Total		1,467,780
Pharmaceuticals — 2.4%
Cypress Bioscience, Inc. (a)	15,630	210,849
Medicis Pharmaceutical Corp., Class A	11,920	353,905
MGI Pharma, Inc. (a)	13,860	451,559
XenoPort, Inc. (a)	5,290	259,633
Pharmaceuticals Total		1,275,946
HEALTH CARE TOTAL		11,516,908
INDUSTRIALS — 14.5%
Aerospace & Defense — 2.4%
BE Aerospace, Inc. (a)	10,597	526,777
Hexcel Corp. (a)	8,480	212,254

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Ladish Co., Inc. (a)	6,660	305,627
Taser International, Inc. (a)	12,370	205,961
Aerospace & Defense Total		1,250,619
Air Freight & Logistics — 0.1%
HUB Group, Inc., Class A (a)	2,575	65,328
Air Freight & Logistics Total		65,328
Commercial Services & Supplies — 2.9%
Advisory Board Co. (a)	5,780	371,134
FTI Consulting, Inc. (a)	6,522	354,145
Huron Consulting Group, Inc. (a)	6,430	449,328
Waste Connections, Inc. (a)	10,000	338,100
Commercial Services & Supplies Total		1,512,707
Construction & Engineering — 1.4%
Perini Corp. (a)	4,510	258,649
Quanta Services, Inc. (a)	13,400	442,200
Construction & Engineering Total		700,849
Electrical Equipment — 1.9%
General Cable Corp. (a)	2,930	210,931
JA Solar Holdings Co., Ltd., ADR (a)	6,229	358,790
SunPower Corp., Class A (a)	3,130	395,820
Electrical Equipment Total		965,541
Machinery — 3.7%
Actuant Corp., Class A	4,680	322,826
Barnes Group, Inc.	11,490	422,027
Bucyrus International, Inc., Class A	5,910	487,575
Kaydon Corp.	4,630	249,048
RBC Bearings, Inc. (a)	5,241	210,636
Twin Disc, Inc.	3,270	216,049
Machinery Total		1,908,161
Marine — 1.4%
Diana Shipping, Inc.	6,517	278,928
FreeSeas, Inc. (a)	25,867	211,333
Genco Shipping & Trading Ltd.	2,950	212,075
Marine Total		702,336
Road & Rail — 0.7%
Genesee & Wyoming, Inc., Class A (a)	7,010	205,533

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — (continued)
Landstar System, Inc.	4,300	180,987
Road & Rail Total		386,520
INDUSTRIALS TOTAL		7,492,061
INFORMATION TECHNOLOGY — 22.0%
Communications Equipment — 2.3%
Aruba Networks, Inc. (a)	12,060	230,225
F5 Networks, Inc. (a)	4,430	159,613
NETGEAR, Inc. (a)	13,520	477,797
Polycom, Inc. (a)	6,110	170,958
ShoreTel, Inc. (a)	9,725	176,898
Communications Equipment Total		1,215,491
Computers & Peripherals — 1.6%
Emulex Corp. (a)	19,472	421,763
Synaptics, Inc. (a)	7,620	414,147
Computers & Peripherals Total		835,910
Electronic Equipment & Instruments — 1.4%
Daktronics, Inc.	9,000	268,380
Daystar Technologies, Inc.	22,122	107,071
FLIR Systems, Inc. (a)	5,290	367,073
Electronic Equipment & Instruments Total		742,524
Internet Software & Services — 6.2%
Ariba, Inc. (a)	21,130	273,422
Constant Contact, Inc. (a)	15,164	377,584
DealerTrack Holdings, Inc. (a)	8,660	425,119
Equinix, Inc. (a)	7,625	889,533
Greenfield Online, Inc. (a)	20,640	314,966
Omniture, Inc. (a)	12,328	421,125
Vocus, Inc. (a)	13,733	494,113
Internet Software & Services Total		3,195,862
IT Services — 1.1%
Gartner, Inc. (a)	15,940	349,086
Virtusa Corp. (a)	12,382	236,991
IT Services Total		586,077
Semiconductors & Semiconductor Equipment — 3.7%
Atheros Communications, Inc. (a)	9,063	318,111
ATMI, Inc. (a)	7,560	242,978
Hittite Microwave Corp. (a)	4,310	216,578
Monolithic Power Systems, Inc. (a)	11,390	249,783

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
ON Semiconductor Corp. (a)	20,630	210,426
Tessera Technologies, Inc. (a)	6,759	258,126
Trina Solar Ltd., ADR (a)	3,450	203,447
Verigy Ltd. (a)	8,670	199,323
Semiconductors & Semiconductor Equipment Total		1,898,772
Software — 5.7%
Activision, Inc. (a)	9,970	235,790
Advent Software, Inc. (a)	2,830	156,584
ANSYS, Inc. (a)	8,500	329,885
Concur Technologies, Inc. (a)	14,991	540,276
FactSet Research Systems, Inc.	4,250	299,710
Magma Design Automation, Inc. (a)	14,485	215,682
Nuance Communications, Inc. (a)	13,406	296,407
Synchronoss Technologies, Inc. (a)	6,219	248,760
Taleo Corp., Class A (a)	12,811	358,067
Ultimate Software Group, Inc. (a)	7,810	269,523
Software Total		2,950,684
INFORMATION TECHNOLOGY TOTAL		11,425,320
MATERIALS — 5.0%
Chemicals — 1.1%
Albemarle Corp.	4,800	229,248
Terra Industries, Inc. (a)	8,970	330,903
Chemicals Total		560,151
Containers & Packaging — 0.7%
Silgan Holdings, Inc.	6,470	353,068
Containers & Packaging Total		353,068
Metals & Mining — 3.2%
Claymont Steel Holdings, Inc. (a)	12,441	254,916
Cleveland-Cliffs, Inc.	3,080	294,602
Lundin Mining Corp. (a)	22,180	298,986
RTI International Metals, Inc. (a)	3,170	247,831
Steel Dynamics, Inc.	6,350	337,947
Thompson Creek Metals Co., Inc. (a)	8,500	224,771
Metals & Mining Total		1,659,053
MATERIALS TOTAL		2,572,272
TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 0.4%
Cogent Communications Group, Inc. (a)	8,120	224,761
Diversified Telecommunication Services Total		224,761

7

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 2.3%
Centennial Communications Corp. (a)	25,383	259,922
Millicom International Cellular SA (a)	2,510	294,875
SBA Communications Corp., Class A (a)	17,090	608,404
Wireless Telecommunication Services Total		1,163,201
TELECOMMUNICATION SERVICES TOTAL		1,387,962
Total Common Stocks (cost of $38,803,469)		50,394,780

	Par ($)
Short-Term Obligation — 4.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $2,575,888 (repurchase proceeds $2,523,313)	2,523,000	2,523,000

Total Short-Term Obligation (cost of $2,523,000)		2,523,000

8

Total Investments — 102.1% (cost of $41,326,469)(b)(c)	52,917,780

Other Assets & Liabilities, Net — (2.1)%	(1,107,566)

Net Assets — 100.0%	51,810,214

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s (Funds’) net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $41,326,469.

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,346,258	$(754,947)	$11,591,311

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Small Cap Value Fund

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.	2,340	64,256
BorgWarner, Inc.	1,890	199,792
Modine Manufacturing Co.	4,320	100,483
Auto Components Total		364,531
Distributors — 0.2%
Building Materials Holding Corp.	9,300	73,098
Distributors Total		73,098
Diversified Consumer Services — 0.4%
Regis Corp.	3,970	133,392
Diversified Consumer Services Total		133,392
Hotels, Restaurants & Leisure — 1.5%
Bob Evans Farms, Inc.	3,800	107,084
CEC Entertainment, Inc. (a)	3,100	92,380
Landry’s Restaurants, Inc.	5,070	145,611
O’Charleys, Inc.	4,010	64,280
Vail Resorts, Inc. (a)	1,110	67,366
Hotels, Restaurants & Leisure Total		476,721
Household Durables — 2.5%
American Greetings Corp., Class A	9,620	253,391
CSS Industries, Inc.	2,820	111,672
Ethan Allen Interiors, Inc.	3,640	112,330
Furniture Brands International, Inc.	7,790	93,870
Kimball International, Inc., Class B	6,180	82,379
Skyline Corp.	3,181	112,735
Household Durables Total		766,377
Leisure Equipment & Products — 0.2%
Nautilus Group, Inc.	8,100	52,083
Leisure Equipment & Products Total		52,083
Specialty Retail — 2.7%
America’s Car-Mart, Inc. (a)	11,657	140,117
Coldwater Creek, Inc. (a)	9,060	81,087
Collective Brands, Inc. (a)	4,250	78,583
GameStop Corp., Class A (a)	2,465	145,977
Monro Muffler Brake, Inc.	7,100	161,738
Rent-A-Center, Inc. (a)	8,109	129,744
Zale Corp. (a)	3,880	81,790
Specialty Retail Total		819,036

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.4%
Delta Apparel, Inc.	3,470	56,561
Hampshire Group Ltd. (a)	6,262	76,709
Hartmarx Corp. (a)	11,859	61,074
K-Swiss, Inc., Class A	2,970	69,498
Wolverine World Wide, Inc.	6,140	157,430
Textiles, Apparel & Luxury Goods Total		421,272
CONSUMER DISCRETIONARY TOTAL		3,106,510
CONSUMER STAPLES — 4.9%
Beverages — 0.3%
MGP Ingredients, Inc.	11,037	105,293
Beverages Total		105,293
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club, Inc. (a)	4,440	159,307
Ruddick Corp.	2,600	88,400
Weis Markets, Inc.	5,320	233,495
Food & Staples Retailing Total		481,202
Food Products — 3.0%
American Italian Pasta Co., Class A (a)	6,000	53,940
Flowers Foods, Inc.	7,058	154,852
Fresh Del Monte Produce, Inc.	4,570	165,800
J & J Snack Foods Corp.	2,690	95,818
Lancaster Colony Corp.	3,370	135,373
Lance, Inc.	4,500	95,310
Maui Land & Pineapple Co., Inc. (a)	3,501	103,104
Ralcorp Holdings, Inc. (a)	2,380	133,994
Food Products Total		938,191
CONSUMER STAPLES TOTAL		1,524,686
ENERGY — 6.4%
Energy Equipment & Services — 2.1%
Complete Production Services, Inc. (a)	3,303	65,730
Grey Wolf, Inc. (a)	17,560	98,863
Key Energy Services, Inc. (a)	6,020	82,654
Lufkin Industries, Inc.	2,337	138,958
Oil States International, Inc. (a)	2,190	94,586
TriCo Marine Services, Inc. (a)	4,813	156,182
Energy Equipment & Services Total		636,973
Oil, Gas & Consumable Fuels — 4.3%
Alpha Natural Resources, Inc. (a)	5,150	141,316

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Bois d’Arc Energy, Inc. (a)	4,078	89,471
Comstock Resources, Inc. (a)	1,760	64,328
Harvest Natural Resources, Inc. (a)	11,580	159,341
Nordic American Tanker Shipping	3,543	137,079
Peabody Energy Corp.	2,540	141,605
Range Resources Corp.	6,400	287,552
Stone Energy Corp. (a)	2,430	108,330
Swift Energy Co. (a)	1,610	76,362
Western Refining, Inc.	3,253	119,320
Oil, Gas & Consumable Fuels Total		1,324,704
ENERGY TOTAL		1,961,677
FINANCIALS — 26.1%
Capital Markets — 0.8%
Piper Jaffray Companies, Inc. (a)	3,200	164,480
Thomas Weisel Partners Group, Inc. (a)	5,459	86,853
Capital Markets Total		251,333
Commercial Banks — 8.3%
BancFirst Corp.	2,530	114,963
BancTrust Financial Group, Inc.	6,582	88,594
Bank of Granite Corp.	8,362	105,612
BankFinancial Corp.	7,350	117,012
Beneficial Mutual Bancorp, Inc. (a)	5,417	52,057
Bryn Mawr Bank Corp.	4,906	108,717
Capitol Bancorp Ltd.	5,896	124,995
Chemical Financial Corp.	6,695	167,375
Columbia Banking System, Inc.	4,300	133,601
Community Trust Bancorp, Inc.	3,180	92,697
First Citizens BancShares, Inc., Class A	744	121,146
First Financial Corp.	4,500	138,015
First National Bank of Alaska	42	84,000
Mass Financial Corp., Class A (a)	13,010	122,945
Merchants Bancshares, Inc.	4,697	102,817
Northrim BanCorp, Inc.	4,754	108,058
South Financial Group, Inc.	8,200	169,412
Sterling Bancorp NY	7,460	109,587
Taylor Capital Group, Inc.	4,830	124,904
UMB Financial Corp.	4,920	206,640
Whitney Holding Corp.	7,330	188,088
Commercial Banks Total		2,581,235

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.5%
Advance America Cash Advance Centers, Inc.	17,570	167,969
Cash America International, Inc.	7,430	289,770
Consumer Finance Total		457,739
Diversified Financial Services — 0.4%
Medallion Financial Corp.	11,543	121,779
Diversified Financial Services Total		121,779
Insurance — 8.3%
American Physicians Capital, Inc. (a)	4,085	177,943
Baldwin & Lyons, Inc., Class B	4,681	123,438
CNA Surety Corp. (a)	8,750	173,163
Commerce Group, Inc.	5,450	198,870
Delphi Financial Group, Inc., Class A	5,210	201,887
EMC Insurance Group, Inc.	4,380	115,325
Harleysville Group, Inc.	3,515	109,563
Horace Mann Educators Corp.	8,340	172,555
IPC Holdings Ltd.	3,300	98,703
National Western Life Insurance Co., Class A	494	107,336
Navigators Group, Inc. (a)	4,914	296,314
Phoenix Companies, Inc.	13,520	186,306
ProCentury Corp.	10,284	152,923
RAM Holdings Ltd. (a)	11,000	76,010
RLI Corp.	2,982	173,463
United America Indemnity Ltd., Class A (a)	8,727	192,430
Insurance Total		2,556,229
Real Estate Investment Trusts (REITs) — 4.0%
DuPont Fabros Technology, Inc. (a)	4,156	89,271
Franklin Street Properties Corp.	9,936	161,460
Getty Realty Corp.	4,420	125,661
Lexington Realty Trust	8,970	177,516
Potlatch Corp.	4,330	206,368
Sun Communities, Inc.	6,220	189,710
Swa REIT Ltd.	8,872	16,058
Universal Health Realty Income Trust	3,820	141,226
Urstadt Biddle Properties, Inc., Class A	7,520	124,982
Real Estate Investment Trusts (REITs) Total		1,232,252
Thrifts & Mortgage Finance — 2.8%
Bank Mutual Corp.	11,120	123,543

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
Brookline Bancorp, Inc.	14,290	153,760
Corus Bankshares, Inc.	14,732	162,347
Flagstar BanCorp, Inc.	15,200	122,968
TrustCo Bank Corp. NY	9,750	102,765
Washington Federal, Inc.	4,160	100,506
Westfield Financial, Inc.	9,990	101,698
Thrifts & Mortgage Finance Total		867,587
FINANCIALS TOTAL		8,068,154
HEALTH CARE — 9.4%
Health Care Equipment & Supplies — 1.9%
Analogic Corp.	2,180	124,587
Haemonetics Corp. (a)	3,040	156,226
STERIS Corp.	7,880	228,835
Vital Signs, Inc.	1,340	70,886
Health Care Equipment & Supplies Total		580,534
Health Care Providers & Services — 5.1%
Amedisys, Inc. (a)	2,460	104,427
AmSurg Corp. (a)	3,920	103,684
Cross Country Healthcare, Inc. (a)	7,220	113,426
Gentiva Health Services, Inc. (a)	7,650	145,197
Kindred Healthcare, Inc. (a)	6,700	142,308
NovaMed, Inc. (a)	15,834	83,920
Owens & Minor, Inc.	3,841	155,714
Pediatrix Medical Group, Inc. (a)	5,190	339,945
RehabCare Group, Inc. (a)	4,026	83,499
Res-Care, Inc. (a)	7,530	184,937
U.S. Physical Therapy, Inc. (a)	4,300	63,167
VistaCare, Inc. (a)	6,530	43,098
Health Care Providers & Services Total		1,563,322
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., Class A (a)	2,040	197,023
PAREXEL International Corp. (a)	5,570	256,220
Varian, Inc. (a)	1,640	121,180
Life Sciences Tools & Services Total		574,423
Pharmaceuticals — 0.6%
Alpharma, Inc., Class A	5,270	108,667

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Sciele Pharma, Inc. (a)	3,570	90,821
Pharmaceuticals Total		199,488
HEALTH CARE TOTAL		2,917,767
INDUSTRIALS — 17.4%
Aerospace & Defense — 1.8%
AAR Corp. (a)	6,098	195,441
Esterline Technologies Corp. (a)	4,520	247,605
Moog, Inc., Class A (a)	2,400	110,760
Aerospace & Defense Total		553,806
Airlines — 1.0%
AirTran Holdings, Inc. (a)	7,770	80,886
JetBlue Airways Corp. (a)	8,945	81,668
Skywest, Inc.	5,240	142,999
Airlines Total		305,553
Building Products — 1.5%
Goodman Global, Inc. (a)	4,544	112,010
Lennox International, Inc.	3,250	116,025
NCI Building Systems, Inc. (a)	4,340	170,041
Universal Forest Products, Inc.	2,180	78,066
Building Products Total		476,142
Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	3,850	90,552
Casella Waste Systems, Inc., Class A (a)	7,360	108,413
CBIZ, Inc. (a)	9,932	89,388
Consolidated Graphics, Inc. (a)	4,190	268,076
Healthcare Services Group, Inc.	9,243	202,976
IKON Office Solutions, Inc.	8,010	105,732
Korn/Ferry International (a)	5,900	113,044
TeleTech Holdings, Inc. (a)	2,960	73,793
United Stationers, Inc. (a)	2,320	134,351
Commercial Services & Supplies Total		1,186,325
Construction & Engineering — 1.8%
EMCOR Group, Inc. (a)	6,580	226,549
KHD Humboldt Wedag International Ltd. (a)	7,392	331,310
Construction & Engineering Total		557,859
Electrical Equipment — 2.4%
Belden CDT, Inc.	3,240	188,795

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — (continued)
Genlyte Group, Inc. (a)	3,000	195,300
Woodward Governor Co.	5,490	367,830
Electrical Equipment Total		751,925
Machinery — 1.8%
EnPro Industries, Inc. (a)	5,200	213,252
Harsco Corp.	4,420	267,941
Kadant, Inc. (a)	2,373	77,051
Machinery Total		558,244
Road & Rail — 2.1%
Amerco, Inc. (a)	1,650	106,474
Dollar Thrifty Automotive Group, Inc. (a)	2,530	87,285
Genesee & Wyoming, Inc., Class A (a)	3,020	88,546
Heartland Express, Inc.	5,800	80,852
Ryder System, Inc.	1,930	92,351
Werner Enterprises, Inc.	10,440	198,569
Road & Rail Total		654,077
Trading Companies & Distributors — 1.1%
Kaman Corp.	4,640	174,974
Watsco, Inc.	3,920	163,229
Trading Companies & Distributors Total		338,203
INDUSTRIALS TOTAL		5,382,134
INFORMATION TECHNOLOGY — 12.8%
Communications Equipment — 2.1%
Anaren, Inc. (a)	8,033	125,877
Bel Fuse, Inc., Class B	1,970	62,686
Black Box Corp.	2,931	117,181
Dycom Industries, Inc. (a)	6,880	194,360
Polycom, Inc. (a)	3,270	91,495
Tollgrade Communications, Inc. (a)	5,280	42,451
Communications Equipment Total		634,050
Computers & Peripherals — 1.2%
Electronics for Imaging, Inc. (a)	6,080	138,624
Emulex Corp. (a)	5,740	124,328
QLogic Corp. (a)	6,330	98,305
Computers & Peripherals Total		361,257
Electronic Equipment & Instruments — 3.7%
Anixter International, Inc. (a)	3,130	224,890
Benchmark Electronics, Inc. (a)	6,250	128,188
Brightpoint, Inc. (a)	13,056	211,507
Coherent, Inc. (a)	2,562	84,034

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — (continued)
MTS Systems Corp.	3,670	163,278
NAM TAI Electronics, Inc.	10,436	125,754
Plexus Corp. (a)	2,900	74,820
Vishay Intertechnology, Inc. (a)	11,120	140,001
Electronic Equipment & Instruments Total		1,152,472
IT Services — 1.7%
CACI International, Inc., Class A (a)	2,410	129,778
CSG Systems International, Inc. (a)	3,818	78,383
MAXIMUS, Inc.	2,250	107,820
MPS Group, Inc. (a)	18,160	221,734
IT Services Total		537,715
Semiconductors & Semiconductor Equipment — 2.0%
Actel Corp. (a)	6,978	79,479
Advanced Energy Industries, Inc. (a)	3,750	60,000
Asyst Technologies, Inc. (a)	8,003	38,414
ATMI, Inc. (a)	1,680	53,995
Cabot Microelectronics Corp. (a)	1,460	57,933
Exar Corp. (a)	6,310	76,730
Fairchild Semiconductor International, Inc. (a)	4,890	89,243
Nextest Systems Corp. (a)	2,754	37,152
RF Micro Devices, Inc. (a)	12,450	77,439
Varian Semiconductor Equipment Associates, Inc. (a)	1,065	49,011
Semiconductors & Semiconductor Equipment Total		619,396
Software — 2.1%
ACI Worldwide, Inc. (a)	4,410	100,857
Captaris, Inc. (a)	12,680	58,708
InterVoice, Inc. (a)	2,678	26,244
Lawson Software, Inc. (a)	5,240	59,160
MSC.Software Corp. (a)	10,020	138,276
Progress Software Corp. (a)	3,000	98,130
Sybase, Inc. (a)	5,270	150,722
Software Total		632,097
INFORMATION TECHNOLOGY TOTAL		3,936,987
MATERIALS — 7.2%
Chemicals — 2.0%
H.B. Fuller Co.	8,790	258,690

8

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
Minerals Technologies, Inc.	2,640	185,381
Sensient Technologies Corp.	5,980	178,742
Chemicals Total		622,813
Construction Materials — 0.5%
Eagle Materials, Inc.	4,120	162,781
Construction Materials Total		162,781
Containers & Packaging — 2.4%
AptarGroup, Inc.	6,240	278,928
Greif, Inc., Class A	4,208	267,629
Greif, Inc., Class B	2,953	172,219
Containers & Packaging Total		718,776
Metals & Mining — 1.5%
Carpenter Technology Corp.	1,210	175,341
Haynes International, Inc. (a)	1,166	102,048
Worthington Industries, Inc.	7,420	185,500
Metals & Mining Total		462,889
Paper & Forest Products — 0.8%
Glatfelter Co.	8,720	140,130
Mercer International, Inc. (a)	11,180	105,092
Paper & Forest Products Total		245,222
MATERIALS TOTAL		2,212,481
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
North Pittsburgh Systems, Inc.	3,670	89,108
Warwick Valley Telephone Co.	6,050	77,077
Diversified Telecommunication Services Total		166,185
TELECOMMUNICATION SERVICES TOTAL		166,185
UTILITIES — 5.1%
Electric Utilities — 2.9%
ALLETE, Inc.	3,010	131,507
El Paso Electric Co. (a)	6,720	163,632
Hawaiian Electric Industries, Inc.	4,810	111,592
Maine & Maritimes Corp. (a)	1,220	37,100
MGE Energy, Inc.	4,030	135,005
Otter Tail Corp.	3,201	110,883
Portland General Electric Co.	2,127	59,875
UIL Holdings Corp.	4,050	142,479
Electric Utilities Total		892,073
Gas Utilities — 1.1%
Northwest Natural Gas Co.	3,460	166,668

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — (continued)
WGL Holdings, Inc.	5,100	172,992
Gas Utilities Total		339,660
Multi-Utilities — 1.1%
Avista Corp.	4,121	90,868
CH Energy Group, Inc.	5,140	240,244
Multi-Utilities Total		331,112
UTILITIES TOTAL		1,562,845

Total Common Stocks (cost of $22,681,237)		30,839,426

Total Investments — 99.9% (cost of $22,681,237)(b)(c)		30,839,426

Other Assets & Liabilities, Net — 0.1%		22,936

Net Assets — 100.0%		30,862,362

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $22,681,237.

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,398,417	$(1,240,228)	$8,158,189

10

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Small/Mid Cap Fund

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 16.5%
Distributors — 0.6%
LKQ Corp. (a)	2,140	82,518
Diversified Consumer Services — 3.0%
DeVry, Inc.	1,350	73,831
ITT Educational Services, Inc. (a)	550	69,955
New Oriental Education & Technology Group, ADR (a)	940	84,149
Noah Education Holdings Ltd., ADR (a)	3,585	64,422
Strayer Education, Inc.	750	139,845
		432,202
Hotels, Restaurants & Leisure — 3.3%
Bally Technologies, Inc. (a)	1,680	67,755
Chipotle Mexican Grill, Inc., Class A (a)	580	80,620
Ctrip.com International Ltd., ADR	1,408	79,355
Home Inns & Hotels Management, Inc., ADR (a)	1,180	51,955
Scientific Games Corp., Class A (a)	1,680	60,732
Starwood Hotels & Resorts Worldwide, Inc.	1,150	65,389
WMS Industries, Inc. (a)	2,090	72,460
		478,266
Internet & Catalog Retail — 1.6%
Priceline.com, Inc. (a)	1,190	110,789
Shutterfly, Inc. (a)	3,420	114,126
		224,915
Leisure Equipment & Products — 0.4%
Smith & Wesson Holding Corp. (a)	4,710	56,944

Media — 0.9%
Knology, Inc. (a)	7,860	131,969
Specialty Retail — 3.8%
GameStop Corp., Class A (a)	2,010	119,032
Guess?, Inc.	2,660	136,698
Tiffany & Co.	1,900	102,942
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,771	60,568

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
Urban Outfitters, Inc. (a)	2,930	74,041
Zumiez, Inc. (a)	1,210	50,651
		543,932
Textiles, Apparel & Luxury Goods — 2.9%
CROCS, Inc. (a)	2,100	156,975
FGX International Holdings Ltd. (a)	3,361	57,473
Under Armour, Inc. (a)	1,000	62,250
Warnaco Group, Inc. (a)	3,290	133,870
		410,568
		2,361,314
CONSUMER STAPLES — 1.0%
Beverages — 0.4%
Central European Distribution Corp. (a)	1,190	63,284

Food Products — 0.6%
Bunge Ltd.	710	81,785

		145,069
ENERGY — 8.7%
Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc. (a)	1,780	149,947
Cameron International Corp. (a)	720	70,099
FMC Technologies, Inc. (a)	2,020	122,473
Oceaneering International, Inc. (a)	820	63,361
Oil States International, Inc. (a)	1,210	52,260
		458,140
Oil, Gas & Consumable Fuels — 5.5%
Continental Resources, Inc. (a)	5,840	137,298
Denbury Resources, Inc. (a)	3,180	179,988
Frontier Oil Corp.	1,630	74,638
Parallel Petroleum Corp. (a)	3,360	68,779
Peabody Energy Corp.	1,320	73,590
PetroHawk Energy Corp. (a)	4,780	88,430
Southwestern Energy Co. (a)	2,330	120,531

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Uranium One, Inc. (a)	4,230	46,973
		790,227
		1,248,367
FINANCIALS — 4.7%
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	1,000	131,550
Lazard Ltd., Class A	1,570	78,814
Pzena Investment Management, Inc., Class A (a)	601	11,647
Waddell & Reed Financial, Inc., Class A	2,450	81,389
		303,400
Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	610	62,915
CapitalSource, Inc.	2,910	53,020
Digital Realty Trust, Inc.	1,340	58,947
FelCor Lodging Trust, Inc.	3,040	63,658
Plum Creek Timber Co., Inc.	1,540	68,792
Redwood Trust, Inc.	2,270	59,814
		367,146
		670,546
HEALTH CARE — 19.1%
Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc. (a)	1,090	83,385
Allos Therapeutics, Inc. (a)	11,150	64,893
Amylin Pharmaceuticals, Inc. (a)	1,280	57,626
Array Biopharma, Inc. (a)	5,010	56,112
BioMarin Pharmaceuticals, Inc. (a)	2,180	60,451
Cephalon, Inc. (a)	1,010	74,478
Onyx Pharmaceuticals, Inc. (a)	2,230	104,163
OSI Pharmaceuticals, Inc. (a)	1,670	69,422
PDL BioPharma, Inc. (a)	2,450	51,940
Savient Pharmaceuticals, Inc. (a)	3,140	44,211
		666,681
Health Care Equipment & Supplies — 5.8%
Align Technology, Inc. (a)	4,980	103,086
Beckman Coulter, Inc.	874	61,897
Gen-Probe, Inc. (a)	1,080	75,622
Hologic, Inc. (a)	1,170	79,478
Intuitive Surgical, Inc. (a)	424	138,593
Masimo Corp. (a)	2,378	81,375

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
Micrus Endovascular Corp. (a)	3,830	75,259
Mindray Medical International Ltd., ADR	1,610	64,014
Northstar Neuroscience, Inc. (a)	3,550	47,037
NuVasive, Inc. (a)	2,151	92,041
Trans1, Inc. (a)	416	10,400
		828,802
Health Care Providers & Services — 2.6%
Brookdale Senior Living, Inc.	1,710	63,082
HealthExtras, Inc. (a)	2,335	68,042
Laboratory Corp. of America Holdings (a)	820	56,375
Pediatrix Medical Group, Inc. (a)	810	53,055
Psychiatric Solutions, Inc. (a)	1,710	67,716
Quest Diagnostics, Inc.	1,220	64,879
		373,149
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	2,745	76,037
Life Sciences Tools & Services — 2.6%
ICON PLC, ADR (a)	2,256	130,848
Illumina, Inc. (a)	1,530	85,909
Pharmaceutical Product Development, Inc.	1,790	75,610
Thermo Fisher Scientific, Inc. (a)	1,380	81,158
		373,525
Pharmaceuticals — 2.9%
Allergan, Inc.	1,030	69,607
Cypress Bioscience, Inc. (a)	4,410	59,491
Medicis Pharmaceutical Corp., Class A	2,630	78,085
MGI Pharma, Inc. (a)	2,540	82,753
Shire PLC, ADR	870	65,381
XenoPort, Inc. (a)	1,190	58,405
		413,722
		2,731,916
INDUSTRIALS — 15.2%
Aerospace & Defense — 2.8%
BE Aerospace, Inc. (a)	2,200	109,362
Goodrich Corp.	990	68,963
L-3 Communications Holdings, Inc.	730	80,037

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Ladish Co., Inc. (a)	1,540	70,671
Rockwell Collins, Inc.	1,020	76,306
		405,339
Air Freight & Logistics — 0.2%
HUB Group, Inc., Class A (a)	946	24,000
Commercial Services & Supplies — 3.1%
Dun & Bradstreet Corp.	620	60,047
FTI Consulting, Inc. (a)	1,664	90,355
Huron Consulting Group, Inc. (a)	1,774	123,967
Monster Worldwide, Inc. (a)	2,269	92,076
Stericycle, Inc. (a)	1,450	84,579
		451,024
Construction & Engineering — 1.7%
Foster Wheeler Ltd. (a)	720	106,740
Perini Corp. (a)	950	54,482
Quanta Services, Inc. (a)	2,400	79,200
		240,422
Electrical Equipment — 2.6%
AMETEK, Inc.	1,580	74,260
General Cable Corp. (a)	1,000	71,990
Roper Industries, Inc.	1,380	97,718
SunPower Corp., Class A (a)	1,050	132,783
		376,751
Industrial Conglomerates — 1.1%
McDermott International, Inc. (a)	2,470	150,818

Machinery — 2.9%
Actuant Corp., Class A	1,000	68,980
Barnes Group, Inc.	2,060	75,664
Bucyrus International, Inc., Class A	900	74,250
Flowserve Corp.	700	55,272
Kaydon Corp.	1,280	68,851
Terex Corp. (a)	890	66,056
		409,073

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.4%
Genco Shipping & Trading Ltd.	820	58,950
Road & Rail — 0.4%
Genesee & Wyoming, Inc., Class A (a)	2,150	63,038
		63,038
		2,179,415
INFORMATION TECHNOLOGY — 20.7%
Communications Equipment — 1.5%
Harris Corp.	1,320	79,939
NETGEAR, Inc. (a)	3,610	127,578
		207,517
Computers & Peripherals — 1.8%
Emulex Corp. (a)	5,421	117,419
SanDisk Corp. (a)	1,460	64,824
Synaptics, Inc. (a)	1,470	79,894
		262,137
Electronic Equipment & Instruments — 1.0%
Mettler-Toledo International, Inc. (a)	660	70,191
Trimble Navigation Ltd. (a)	1,820	75,894
		146,085
Internet Software & Services — 5.7%
Ariba, Inc. (a)	2,950	38,173
Constant Contact, Inc. (a)	5,274	131,322
DealerTrack Holdings, Inc. (a)	2,440	119,780
Equinix, Inc. (a)	2,350	274,151
Omniture, Inc. (a)	3,406	116,349
Vocus, Inc. (a)	3,761	135,321
		815,096
IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A (a)	1,780	73,799
DST Systems, Inc. (a)	790	66,921
Gartner, Inc. (a)	3,330	72,927
Global Payments, Inc.	2,000	95,120
Virtusa Corp. (a)	4,252	81,383
		390,150
Semiconductors & Semiconductor Equipment — 3.4%
Atheros Communications, Inc. (a)	2,505	87,925
ATMI, Inc. (a)	2,080	66,851

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
MEMC Electronic Materials, Inc. (a)	1,750	128,135
NVIDIA Corp. (a)	5,865	207,504
		490,415
Software — 4.6%
Activision, Inc. (a)	3,480	82,302
Concur Technologies, Inc. (a)	4,100	147,764
FactSet Research Systems, Inc.	1,180	83,214
McAfee, Inc. (a)	2,360	97,586
Nuance Communications, Inc. (a)	3,611	79,839
Synchronoss Technologies, Inc. (a)	1,724	68,960
Taleo Corp., Class A (a)	3,528	98,608
		658,273
		2,969,673
MATERIALS — 7.9%
Chemicals — 2.6%
Agrium, Inc.	1,380	87,727
Albemarle Corp.	1,682	80,332
Potash Corp. of Saskatchewan, Inc.	1,635	200,811
		368,870
Construction Materials — 0.5%
Vulcan Materials Co.	810	69,263

Containers & Packaging — 0.7%
Silgan Holdings, Inc.	1,710	93,315

Metals & Mining — 4.1%
Allegheny Technologies, Inc.	940	96,040
Claymont Steel Holdings, Inc. (a)	3,340	68,437
Cleveland-Cliffs, Inc.	630	60,259
Freeport-McMoRan Copper & Gold, Inc.	1,257	147,924
Lundin Mining Corp. (a)	5,780	77,914
RTI International Metals, Inc. (a)	860	67,235

7

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)

Steel Dynamics, Inc.	1,430	76,104
		593,913
		1,125,361
TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 0.4%
Cogent Communications Group, Inc. (a)	2,340	64,771

Wireless Telecommunication Services — 3.2%
American Tower Corp., Class A (a)	2,979	131,613
Millicom International Cellular SA (a)	940	110,431
NII Holdings, Inc. (a)	2,250	130,500
SBA Communications Corp., Class A (a)	2,370	84,372
		456,916
		521,687
Total Common Stocks (cost of $10,812,889)		13,953,348

	Par ($)
Short-Term Obligation — 3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Government Obligation maturing 08/15/14, market value $520,794 (repurchase proceeds $507,063).	507,000	507,000

Total Short-Term Obligation (cost of $507,000)		507,000

8

Total Investments — 100.9% (cost of $11,319,889)(b)(c)	14,460,348

Other Assets & Liabilities, Net — (0.9)%	(126,603)

Net Assets — 100.0%	14,333,745

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $11,319,889.

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,387,601	$(247,142)	$3,140,459

Acronym	Name

ADR	American Depository Receipt

9

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Strategic Equity Fund

	Shares	Value ($)*
Common Stocks — 97.5%
CONSUMER DISCRETIONARY — 8.7%
Auto Components — 0.4%
Nokian Renkaat Oyj	5,310	200,600
		200,600
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	2,970	142,501
Home Inns & Hotels Management, Inc., ADR (a)	2,340	103,030
Las Vegas Sands Corp. (a)	700	93,156
Royal Caribbean Cruises Ltd.	2,980	127,783
Starwood Hotels & Resorts Worldwide, Inc.	2,040	115,994
Yum! Brands, Inc.	4,390	176,785
		759,249
Household Durables — 0.8%
Cyrela Brazil Realty SA	11,560	201,055
Gafisa SA, ADR (a)	4,920	175,447
		376,502
Media — 2.4%
Comcast Corp., Class A (a)	18,635	388,912
Grupo Televisa SA, ADR	5,520	137,172
NET Servicos de Comunicacao SA, ADR (a)	18,670	300,214
Time Warner, Inc.	19,084	348,474
		1,174,772
Multiline Retail — 1.3%
J.C. Penney Co., Inc.	1,900	106,856
Nordstrom, Inc.	3,320	130,941
Stockmann Oyj Abp, Class B	1,950	97,416
Target Corp.	5,420	332,571
		667,784
Specialty Retail — 0.7%
GameStop Corp., Class A (a)	6,290	372,494
		372,494
Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc. (a)	3,480	108,019
LVMH Moet Hennessy Louis Vuitton SA	1,420	183,365
NIKE, Inc., Class B	6,210	411,474

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Under Armour, Inc., Class A (a)	1,220	75,945
		778,803
		4,330,204
CONSUMER STAPLES — 8.9%
Beverages — 2.1%
Coca-Cola Co.	9,470	584,867
Diageo PLC, ADR	2,380	218,365
Fomento Economico Mexicano SAB de CV, ADR	6,450	229,685
		1,032,917
Food & Staples Retailing — 0.8%
CVS Caremark Corp.	4,140	172,928
Kroger Co.	7,400	217,486
		390,414
Food Products — 1.3%
Archer-Daniels-Midland Co.	4,060	145,267
Nestle SA, Registered Shares	640	295,844
Unilever N.V., N.Y. Registered Shares	6,120	198,655
		639,766
Household Products — 2.6%
Colgate-Palmolive Co.	4,640	353,893
Kimberly-Clark Corp.	2,760	195,656
Procter & Gamble Co.	10,720	745,254
		1,294,803
Personal Products — 0.7%
Avon Products, Inc.	6,860	281,123
Estee Lauder Companies, Inc., Class A	2,260	99,214
		380,337
Tobacco — 1.4%
Altria Group, Inc.	3,570	260,360
Universal Corp.	2,620	127,699
UST, Inc.	6,050	322,586
		710,645
		4,448,882
ENERGY — 12.9%
Energy Equipment & Services — 5.5%
Cameron International Corp. (a)	3,860	375,810
Core Laboratories N.V. (a)	1,760	256,854

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
GlobalSantaFe Corp.	2,330	188,800
Hornbeck Offshore Services, Inc. (a)	2,580	100,878
National-Oilwell Varco, Inc. (a)	2,320	169,917
Noble Corp.	3,350	177,382
Oceaneering International, Inc. (a)	2,290	176,948
Schlumberger Ltd.	4,140	399,800
Tetra Technologies, Inc. (a)	4,720	92,937
Transocean, Inc. (a)	2,030	242,321
Weatherford International Ltd. (a)	4,060	263,535
Wellstream Holdings PLC (a)	16,340	314,884
		2,760,066
Oil, Gas & Consumable Fuels — 7.4%
ConocoPhillips	6,130	520,805
Continental Resources, Inc. (a)	11,768	276,666
Devon Energy Corp.	2,920	272,728
Exxon Mobil Corp.	11,300	1,039,487
Frontier Oil Corp.	2,960	135,538
Hess Corp.	2,000	143,220
Occidental Petroleum Corp.	3,510	242,365
Peabody Energy Corp.	1,870	104,253
Petroleo Brasileiro SA, ADR	1,470	140,576
Petroplus Holdings AG (a)	1,879	163,180
Southwestern Energy Co. (a)	5,880	304,172
Valero Energy Corp.	1,850	130,295
XTO Energy, Inc.	3,020	200,468
		3,673,753
		6,433,819
FINANCIALS — 15.9%
Capital Markets — 3.8%
Aberdeen Asset Management PLC	74,320	317,000
Goldman Sachs Group, Inc.	2,280	565,258
Lazard Ltd., Class A	4,660	233,932
Lehman Brothers Holdings, Inc.	6,260	396,508
State Street Corp.	4,910	391,671
		1,904,369
Commercial Banks — 1.3%
National Bank of Greece SA, ADR	15,010	210,290
Raiffeisen International Bank Holding AG	950	157,916
Wachovia Corp.	6,410	293,129
		661,335

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 3.9%
Bovespa Holding SA (a)	9,220	173,143
Citigroup, Inc.	18,663	781,980
CME Group, Inc.	390	259,837
JPMorgan Chase & Co.	15,206	714,682
		1,929,642
Insurance — 4.3%
ACE Ltd.	4,840	293,352
Ambac Financial Group, Inc.	3,850	141,796
American International Group, Inc.	1,404	88,620
Aon Corp.	5,730	259,684
Castlepoint Holdings Ltd.	9,457	110,174
Lincoln National Corp.	4,520	281,912
National Financial Partners Corp.	6,140	335,674
Prudential Financial, Inc.	4,880	471,994
Unum Group	6,900	161,046
		2,144,252
Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	1,200	123,768
CapitalSource, Inc.	10,380	189,124
Digital Realty Trust, Inc.	8,740	384,473
DuPont Fabros Technology, Inc. (a)	5,257	112,920
		810,285
Real Estate Management & Development — 0.0%
Cyrela Commercial Properties SA Empreendimentos e Participacoes (a)	2,956	22,546
		22,546
Thrifts & Mortgage Finance — 1.0%
Freddie Mac	9,030	471,637
		471,637
		7,944,066
HEALTH CARE — 12.5%
Biotechnology — 2.1%
Applera Corp. - Celera Group (a)	5,610	91,499
BioMarin Pharmaceuticals, Inc. (a)	2,470	68,493
Celgene Corp. (a)	3,165	208,890
Genentech, Inc. (a)	1,980	146,778
Gilead Sciences, Inc. (a)	5,600	258,664
Grifols SA	4,110	109,091

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
Onyx Pharmaceuticals, Inc. (a)	3,630	169,557
		1,052,972
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. (a)	6,990	144,693
Baxter International, Inc.	5,540	332,455
BioLase Technology, Inc. (a)	5,870	29,996
Hologic, Inc. (a)	1,690	114,802
Masimo Corp. (a)	5,163	176,678
Mindray Medical International Ltd., ADR	3,625	144,130
Northstar Neuroscience, Inc. (a)	2,422	32,091
Sirona Dental Systems, Inc. (a)	1,910	64,252
Trans1, Inc. (a)	1,446	36,150
		1,075,247
Health Care Providers & Services — 2.3%
Express Scripts, Inc. (a)	4,890	308,559
McKesson Corp.	2,680	177,148
Medco Health Solutions, Inc. (a)	3,910	369,026
PSS World Medical, Inc. (a)	7,370	148,874
VCA Antech, Inc. (a)	3,540	163,017
		1,166,624
Life Sciences Tools & Services — 2.4%
Covance, Inc. (a)	2,170	179,025
Illumina, Inc. (a)	2,790	156,658
Pharmaceutical Product Development, Inc.	2,730	115,315
Qiagen N.V. (a)	8,740	205,740
Thermo Fisher Scientific, Inc. (a)	4,860	285,817
Waters Corp. (a)	3,130	240,947
		1,183,502
Pharmaceuticals — 3.5%
Abbott Laboratories	6,560	358,307
Allergan, Inc.	1,510	102,046
Johnson & Johnson	4,080	265,894
Medicis Pharmaceutical Corp., Class A	4,400	130,636
Merck & Co., Inc.	9,310	542,400
Schering-Plough Corp.	5,840	178,237

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Shire PLC, ADR	2,320	174,348
		1,751,868
		6,230,213
INDUSTRIALS — 10.6%
Aerospace & Defense — 3.3%
AerCap Holdings N.V. (a)	6,260	157,815
Boeing Co.	2,030	200,138
General Dynamics Corp.	2,580	234,677
Goodrich Corp.	4,520	314,863
Honeywell International, Inc.	2,390	144,380
Rockwell Collins, Inc.	1,940	145,131
Spirit Aerosystems Holdings, Inc., Class A (a)	4,400	152,768
United Technologies Corp.	3,890	297,935
		1,647,707
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	3,210	241,071
		241,071
Airlines — 0.1%
Northwest Airlines Corp. (a)	4,080	75,684
		75,684
Building Products — 0.2%
Assa Abloy AB, Class B	4,380	92,313
		92,313
Commercial Services & Supplies — 1.2%
Dun & Bradstreet Corp.	1,740	168,519
Republic Services, Inc.	5,540	189,412
Waste Management, Inc.	6,830	248,544
		606,475
Electrical Equipment — 0.4%
Suntech Power Holdings Co., Ltd., ADR (a)	3,640	214,360
		214,360
Industrial Conglomerates — 2.8%
3M Co.	3,170	273,761
General Electric Co.	16,920	696,427
McDermott International, Inc. (a)	7,170	437,800
		1,407,988

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.4%
Illinois Tool Works, Inc.	3,240	185,522
Joy Global, Inc.	4,400	255,464
Paccar, Inc.	4,255	236,408
		677,394
Marine — 0.2%
Ultrapetrol Bahamas Ltd. (a)	5,330	99,831
		99,831
Road & Rail — 0.5%
Landstar System, Inc.	2,720	114,485
Union Pacific Corp.	1,010	129,320
		243,805
		5,306,628
INFORMATION TECHNOLOGY — 16.2%
Communications Equipment — 3.0%
Cisco Systems, Inc. (a)	25,220	833,773
Corning, Inc.	11,370	275,950
Nokia Oyj, ADR	10,050	399,186
		1,508,909
Computers & Peripherals — 4.6%
Apple, Inc. (a)	2,680	509,066
Brocade Communications Systems, Inc. (a)	9,500	90,345
EMC Corp. (a)	11,680	296,555
Hewlett-Packard Co.	14,510	749,877
International Business Machines Corp.	5,530	642,144
		2,287,987
Internet Software & Services — 2.3%
Akamai Technologies, Inc. (a)	3,680	144,219
eBay, Inc. (a)	3,550	128,155
Equinix, Inc. (a)	1,060	123,660
Google, Inc., Class A (a)	1,030	728,210
		1,124,244
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A (a)	2,940	121,892
Redecard SA (a)	10,960	227,984
		349,876
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding N.V., N.Y. Registered Shares (a)	2,257	78,814
Intel Corp.	5,410	145,529

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Intersil Corp., Class A	4,400	133,496
MEMC Electronic Materials, Inc. (a)	2,266	165,917
NVIDIA Corp. (a)	4,960	175,485
Semtech Corp. (a)	5,030	86,063
Texas Instruments, Inc.	10,230	333,498
		1,118,802
Software — 3.4%
ANSYS, Inc. (a)	3,300	128,073
Electronic Arts, Inc. (a)	2,480	151,578
McAfee, Inc. (a)	4,100	169,535
Microsoft Corp.	15,130	556,935
Nintendo Co., Ltd.	380	239,462
Oracle Corp. (a)	17,170	380,659
UBISOFT Entertainment (a)	650	53,523
		1,679,765
		8,069,583
MATERIALS — 3.8%
Chemicals — 1.6%
Celanese Corp., Series A	3,780	158,609
Monsanto Co.	4,870	475,458
Syngenta AG, ADR	2,770	134,262
		768,329
Metals & Mining — 1.8%
Allegheny Technologies, Inc.	1,520	155,298
Arcelor Mittal, Class A	3,240	259,038
Companhia Vale do Rio Doce, ADR	5,170	194,806
Freeport-McMoRan Copper & Gold, Inc.	2,100	247,128
Newmont Mining Corp.	970	49,334
		905,604
Paper & Forest Products — 0.4%
Weyerhaeuser Co.	2,690	204,198
		204,198
		1,878,131
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	17,224	719,791
Tele2 AB, Class B	5,000	118,214

8

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
Telekomunikasi Indonesia, ADR	4,280	206,510
		1,044,515
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A (a)	2,540	112,217
China Mobile Ltd., ADR	990	102,643
Millicom International Cellular SA (a)	1,670	196,192
NII Holdings, Inc. (a)	2,970	172,260
Philippine Long Distance Telephone Co., ADR	1,410	96,726
		680,038
		1,724,553
UTILITIES — 4.5%
Electric Utilities — 3.1%
Entergy Corp.	3,440	412,353
Exelon Corp.	5,360	443,701
FPL Group, Inc.	5,600	383,152
PPL Corp.	5,310	274,527
		1,513,733
Independent Power Producers & Energy Traders — 0.6%
Mirant Corp. (a)	7,370	312,193
		312,193
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	4,180	399,608
		399,608
		2,225,534
Total Common Stocks (cost of $36,248,823)		48,591,613

	Par ($)
Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp, dated 10/31/07, due 11/01/07 at 4.460%, collateralized by a U.S. Treasury Obligation maturing 08/15/14, market value $1,076,981 (repurchase proceeds $1,054,131)	1,054,000	1,054,000

Total Short-Term Obligation (cost of $1,054,000)		1,054,000

9

Total Investments — 99.6% (cost of $37,302,823)(b)(c)	49,645,613

Other Assets & Liabilities, Net — 0.4%	194,014

Net Assets — 100.0%	49,839,627

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $37,302,823.

(c)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,102,156	$(759,366)	$12,342,790

Acronym	Name

ADR	American Depository Receipt

10

INVESTMENT PORTFOLIO
October 31, 2007 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Asset-Backed Securities — 37.3%
Advanta Business Card Master Trust
	5.300% 05/21/12	1,000,000	1,008,687
American Express Credit Account Master Trust
	5.461% 10/15/10(a)	500,000	500,588
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	500,000	495,881
	5.190% 11/06/11	1,500,000	1,505,579
	5.210% 10/06/11	1,000,000	1,001,931
	5.420% 08/08/11	1,750,000	1,761,055
Bank One Issuance Trust
	3.940% 04/16/12	2,000,000	1,973,465
	5.201% 02/15/11(a)	2,000,000	2,000,304
Bay View Auto Trust
	4.550% 02/25/14	1,000,000	996,789
	5.010% 06/25/14	300,000	300,782
Capital Auto Receivables Asset Trust
	5.400% 01/20/09(b)	520,912	521,107
Capital One Master Trust
	6.356% 06/15/11	1,000,000	1,007,325
Capital One Multi-Asset Execution Trust
	4.400% 08/15/11	2,000,000	1,992,416
Capital One Prime Auto Receivables Trust
	4.990% 09/15/10	572,023	572,146
	5.222% 10/15/08	1,500,000	1,501,648
Carmax Auto Owner Trust
	5.150% 02/15/11	1,700,000	1,703,386
Centex Home Equity
	6.540% 01/25/32	193,965	153,567
Chase Credit Card Master Trust
	5.201% 07/15/10(a)	3,000,000	3,001,026
Chase Issuance Trust
	4.520% 12/15/10	1,300,000	1,292,845
CIT Equipment Collateral
	4.420% 05/20/09	311,967	311,570
	5.070% 02/20/10	1,000,000	995,072
	5.160% 02/20/13	600,000	600,885
Citibank Credit Card Issuance Trust
	4.400% 09/15/10	1,500,000	1,490,804
	4.850% 02/10/11	1,500,000	1,500,776
	5.300% 05/20/11	1,000,000	1,007,974

1

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
CNH Equipment Trust
	3.380% 02/15/11	261,513	261,321
	5.200% 06/15/10	1,000,000	1,000,798
	5.200% 08/16/10	1,350,000	1,352,857
	5.330% 01/15/09	270,836	270,906
Drive Auto Receivables Trust
	5.300% 07/15/11(b)	1,500,000	1,503,568
	5.490% 05/15/11(b)	889,895	892,134
Ford Credit Floorplan Master Owner Trust
	5.271% 06/15/11(a)	700,000	696,001
Franklin Auto Trust
	3.130% 11/15/11	149,317	147,515
	4.910% 04/20/10	556,795	556,444
GE Equipment Small Ticket LLC
	4.880% 10/22/09(b)	715,073	715,234
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36	444,980	442,850
Gracechurch Card Funding PLC
	5.201% 03/15/10(a)	1,000,000	999,394
GS Auto Loan Trust
	4.450% 05/17/10	426,009	424,641
	5.380% 01/15/14	1,750,000	1,767,973
Harley-Davidson Motorcycle Trust
	2.630% 11/15/10	65,226	65,154
	5.360% 10/15/10	289,629	289,779
Household Automotive Trust
	5.280% 09/17/11	1,500,000	1,505,445
	5.300% 11/17/11	1,000,000	1,005,172
	5.430% 06/17/11	947,709	951,219
Long Beach Auto Receivables Trust
	4.050% 04/15/11	700,186	695,899
	4.080% 06/15/10	260,866	259,750
	4.406% 05/15/10	396,581	395,802
	4.972% 10/15/11	750,000	751,269
	5.170% 08/15/11	1,500,000	1,502,240
Nomura Asset Acceptance Corp.
	5.013% 01/25/36(a)(b)	172,541	165,494
Onyx Acceptance Grantor Trust
	4.180% 03/15/10	329,210	328,068
Ownit Mortgage Loan Asset-Backed Certificates

2

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.424% 12/25/36	386,645	382,334
Providian Master Note Trust
	5.151% 07/16/12(a)(b)	750,000	750,592
Residential Funding Mortgage Securities II, Inc.
	4.993% 09/25/35(a)	225,222	223,976
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	1,000,000	1,002,005
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	750,000	744,331
	4.280% 06/14/10	383,865	382,414
	4.770% 01/12/11	802,156	800,959
	5.260% 11/14/11	1,750,000	1,756,188
	5.360% 11/12/09	987	987
	5.410% 08/12/11	1,500,000	1,505,264
Wachovia Auto Owner Trust
	4.790% 04/20/10	786,057	785,244
WFS Financial Owner Trust
	3.020% 05/20/11	74,474	74,368
	3.150% 05/20/11	304,487	304,125
	Total Asset-Backed Securities (cost of $56,631,649)		56,857,322
Corporate Fixed-Income Bonds & Notes — 29.1%
BASIC MATERIALS — 1.7%
Chemicals — 1.7%
E.I. Du Pont De Nemours & Co.
	6.875% 10/15/09(c)	1,500,000	1,553,522
Praxair, Inc.
	2.750% 06/15/08	1,000,000	987,209
			2,540,731
COMMUNICATIONS — 4.5%
Media — 1.7%
Comcast MO of Delaware LLC
	9.000% 09/01/08	1,000,000	1,028,480
Time Warner Entertainment Co. LP
	7.250% 09/01/08	1,000,000	1,013,569
Walt Disney Co.
	5.824% 09/10/09(a)	580,000	578,087
			2,620,136
Telecommunications — 2.8%
AT&T, Inc.

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunications — (continued)
	5.648% 05/15/08(a)	1,000,000	999,369
BellSouth Corp.
	5.658% 08/15/08(a)	600,000	599,446
Verizon Global Funding Corp.
	4.000% 01/15/08	600,000	598,745
	7.250% 12/01/10	600,000	640,103
Vodafone Group PLC
	3.950% 01/30/08	750,000	747,410
	5.288% 12/28/07(a)	700,000	700,142
			4,285,215
			6,905,351
CONSUMER NON-CYCLICAL — 1.6%
Beverages — 0.6%
Diageo Finance BV
	5.318% 03/30/09(a)	1,000,000	1,002,186
Healthcare Services — 1.0%
UnitedHealth Group Inc.
	5.660% 03/02/09(a)	1,000,000	999,061
WellPoint, Inc.
	3.750% 12/14/07	500,000	499,181
			1,498,242
			2,500,428
FINANCIALS — 16.4%
Banks — 3.3%
Capital One Bank
	6.700% 05/15/08	1,600,000	1,612,331
Comerica Bank
	5.649% 08/24/11(a)	1,000,000	991,928
UBS AG Stamford CT
	5.400% 11/28/07	1,000,000	1,000,259
Westpac Banking Corp/NY
	5.082% 06/06/08(a)	500,000	499,591
	5.674% 07/11/08(a)(b)	1,000,000	998,854
			5,102,963
Diversified Financial Services — 9.4%
American Express Credit Corp.
	5.220% 06/16/11(a)	1,000,000	984,196
American Honda Finance Corp.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	5.230% 06/23/08(a)(b)	1,200,000	1,200,127
Bear Stearns Companies, Inc.
	5.284% 01/30/09(a)(c)	1,000,000	990,616
Caterpillar Financial Services Corp.
	5.550% 08/11/09(a)	700,000	696,616
CIT Group, Inc.
	3.875% 11/03/08(c)	1,115,000	1,089,512
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	1,000,000	1,003,926
Countrywide Home Loans, Inc.
	3.250% 05/21/08(c)	500,000	475,216
General Electric Capital Corp.
	5.115% 01/26/11(a)	1,000,000	992,919
Goldman Sachs Group, Inc.
	5.540% 02/06/12(a)	1,000,000	982,392
HSBC Finance Corp.
	5.570% 08/09/11(a)	850,000	841,611
International Lease Finance Corp.
	3.500% 04/01/09	1,000,000	978,703
Lehman Brothers Holdings, Inc.
	5.280% 03/23/09(a)	750,000	743,632
Merrill Lynch & Co.
	4.946% 06/26/09(a)	750,000	744,796
Morgan Stanley
	5.459% 01/18/11(a)	1,000,000	990,677
SLM Corp.
	5.224% 07/27/09(a)(c)	1,000,000	961,282
Textron Financial Corp.
	4.125% 03/03/08	600,000	598,489
			14,274,710
Insurance — 1.0%
Berkshire Hathaway Finance Corp.
	5.590% 05/16/08(a)(c)	500,000	500,433
Chubb Corp.
	4.934% 11/16/07	1,000,000	1,000,002
			1,500,435
Real Estate Investment Trusts — 1.4%
Simon Property Group LP

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts — (continued)
	6.375% 11/15/07	2,200,000	2,200,440
Savings & Loans — 1.3%
Washington Mutual Bank
	5.450% 11/06/09(a)	1,000,000	983,010
World Savings Bank FSB
	5.746% 03/02/09(a)	1,000,000	1,002,953
			1,985,963
			25,064,511
INDUSTRIALS — 1.8%
Miscellaneous Manufacturing — 0.7%
Honeywell International, Inc.
	5.763% 03/13/09(a)	1,000,000	997,184
Transportation — 1.1%
Norfolk Southern Corp.
	6.000% 04/30/08	700,000	703,870
Union Pacific Corp.
	3.875% 02/15/09	1,000,000	984,408
			1,688,278
			2,685,462
INFORMATION TECHNOLOGY — 0.7%
Computers — 0.7%
Hewlett-Packard Co.
	5.704% 06/15/09(a)	1,000,000	998,035
UTILITIES — 2.4%
Electric — 1.7%
Alabama Power Co.
	3.500% 11/15/07	917,000	916,553
Duke Energy Carolinas LLC
	4.500% 04/01/10	1,000,000	991,900
Wisconsin Electric Power Co.
	3.500% 12/01/07	750,000	749,027
			2,657,480
Gas — 0.7%
Sempra Energy

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — (continued)
	4.750% 05/15/09	1,000,000	994,540
			3,652,020
	Total Corporate Fixed-Income Bonds & Notes (cost of $44,553,333)		44,346,538
Collateralized Mortgage Obligations — 9.2%
AGENCY — 4.7%
Federal Home Loan Mortgage Corp.
	2.479% 12/15/08	71,865	71,386
	4.000% 05/15/14	76,137	75,589
	4.000% 07/15/24	233,419	231,526
	4.500% 11/15/16	293,608	291,351
	5.000% 07/15/14	363,021	362,694
	5.000% 11/15/15	166,314	166,107
	5.000% 02/15/16	567,113	566,286
	5.000% 09/15/19	72,227	72,088
	5.000% 05/15/26	314,432	314,032
	5.500% 11/15/23	1,165,938	1,168,989
	5.500% 02/15/24	306,035	307,083
	5.500% 04/15/27	1,378,698	1,387,330
Federal National Mortgage Association
	4.500% 03/25/13	513,395	510,617
	5.000% 01/25/23	259,259	258,493
	5.500% 11/25/26	956,140	960,559
	6.000% 01/25/31	468,769	469,491
			7,213,621
NON - AGENCY — 4.5%
Axon Financial Funding Ltd.
	5.840% 04/04/17(a)(b)(d)(f)	1,750,000	1,190,000
Granite Master Issuer PLC
	5.008% 04/20/31(a)	125,018	124,887
	5.374% 12/17/54(a)	750,000	716,250
JP Morgan Mortgage Trust
	5.500% 04/25/36	354,640	353,675
Kildare Securities Ltd.
	5.744% 06/10/14(a)(b)	250,583	250,467
	5.784% 12/10/43(a)(b)	1,000,000	994,374
Leek Finance PLC
	5.348% 12/21/38(a)(b)	1,500,000	1,470,330

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35(a)	236,035	235,695
Ottimo Funding Ltd.
	7.320% 07/28/10(a)(b)(d)	3,000,000	18,300
Residential Mortgage Securities PLC
	5.645% 11/14/31(a)(b)	574,560	571,687
Washington Mutual, Inc.
	4.835% 10/25/35(a)	606,411	601,044
	6.250% 07/25/36	344,862	345,560
			6,872,269
	Total Collateralized Mortgage Obligations (cost of $17,694,308)		14,085,890
Government & Agency Obligations — 5.0%
U.S. GOVERNMENT AGENCIES — 3.8%
Federal Home Loan Bank
	4.375% 03/17/10(c)	2,000,000	2,001,474
	4.875% 05/14/10(c)	2,300,000	2,326,894
Federal Home Loan Mortgage Corp.
	5.000% 06/11/09(c)	1,500,000	1,514,364
			5,842,732
U.S. GOVERNMENT OBLIGATIONS — 1.2%
United States Treasury Bond
	3.875% 05/15/09(c)	250,000	249,668
	4.625% 07/31/09	1,500,000	1,516,524
			1,766,192
	Total Government & Agency Obligations (cost of $7,536,786)		7,608,924
Mortgage-Backed Securities — 3.5%
Federal Home Loan Mortgage Corp.
	3.500% 09/01/08	1,172,124	1,149,449
	5.088% 02/01/36(a)	1,251,845	1,253,357
Federal National Mortgage Association
	4.149% 03/01/34(a)	1,421,656	1,415,135
	4.545% 07/01/33(a)	1,609,632	1,612,926
	Total Mortgage-Backed Securities (cost of $5,418,003)		5,430,867
Municipal Bonds — 0.5%
NY Urban Development Corp. Revenue
	Series 2004 B-3,

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
	3.580% 12/15/07(e)	800,000	798,904
	Total Municipal Bonds (cost of $800,000)		798,904

		Shares
Securities Lending Collateral — 5.9%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 5.020%)	9,027,868	9,027,868
	Total Securities Lending Collateral (cost of $9,027,868)		9,027,868

		Par ($)
Short-Term Obligations — 15.0%
COMMERCIAL PAPER — 14.1%
Amstel Funding Corp.
	6.250% 11/14/07	2,000,000	1,995,486
Amsterdam Funding Corp.
	6.000% 11/07/07	2,500,000	2,497,500
Bank of Montreal
	5.330% 11/20/07	1,000,000	1,000,000
Comerica Bank
	5.410% 11/26/07	610,000	609,954
Concord Capital Co.
	5.250% 01/07/08	2,000,000	1,980,458
Deutsche Bank AG NY
	5.400% 11/21/07	1,000,000	999,997
Diageo Capital PLC
	5.300% 12/07/07	2,143,000	2,131,642
FCAR Owner Trust Series Il
	5.200% 12/17/07	1,050,000	1,043,023
Giro Balanced Funding
	5.200% 11/01/07	2,000,000	2,000,000
Lexington Parker Capital Co. LLC
	6.250% 11/05/07	2,000,000	1,998,611
Natixis NY
	4.920% 04/02/08(h)	2,000,000	1,999,916
Silver Tower U.S. Funding LLC
	5.320% 11/02/07	2,000,000	1,999,705

9

		Par ($)	Value ($)
Short-Term Obligations — (continued)
	6.150% 11/16/07	1,250,000	1,246,797
			21,503,089
REPURCHASE AGREEMENT — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/07, due 11/01/07 at 4.710%, collateralized by U.S. Government Agency Obligations maturing 07/25/12, market value $1,395,688 (repurchase proceeds $1,368,179)	1,368,000	1,368,000

	Total Short-Term Obligations (cost of $22,871,089)		22,871,089

	Total Investments — 105.5% (cost of $164,533,036)(i)(j)		161,027,402

	Other Assets & Liabilities, Net — (5.5)%		(8,442,935)

	Net Assets — 100.0%		152,584,467

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities, which are not illiquid, amounted to $11,242,268, which represents 7.4% of net assets.

(c)	All or a portion of this security was on loan at October 31, 2007. The total market value of securities on loan at October 31, 2007 is $8,835,726.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Auction rate Security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.

(f)	Security issued by a structured investment vehicle.

(g)	Investment made with cash collateral received from securities lending activity.

10

(h)	The rate shown represents the discount rate at the date of purchase.

(i)	Cost for federal income tax purposes is $164,601,679.

(j)	Unrealized appreciation and depreciation at October 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$377,739	$(3,952,016)	$(3,574,277)

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 20, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 20, 2007